ROCHESTER
          [LOGO]  FUND
                  MUNICIPALS

Tax-Free Income for New York Investors

Annual Report

December 31, 1997

[GRAPHIC OMITTED]

MAP

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       THE RIGHT WAY TO INVEST

(photo of Bridget Macaskill)

Bridget A. Macaskill
President
Rochester Fund
Municipals


DEAR SHAREHOLDER,

     These have been very positive times for many American investors. The U.S. economy has continued to grow at a moderate pace, unemployment has fallen to its lowest level in 30 years and inflation has also fallen to a record low. In fact, long-term interest rates have fallen to their lowest level since the government began issuing 30-year Treasury bonds in 1977.

     What benefits does this provide to the average American? First, when unemployment levels are low, many individuals tend to feel a greater sense of job security and can command higher wages because there are fewer unemployed workers vying for their jobs. Second, many homeowners are opting to refinance their existing home mortgage loans and take advantage of lower financing rates. And third, because wages are increasing faster than the rate of inflation, a paycheck may stretch further and investors, as consumers, are able to enjoy a higher level of disposable income. This extra income can be put to use in many ways, including allocating more money to investment opportunities.

     Some industry analysts have tempered such positive news by suggesting that if the rate of inflation falls any lower, it might actually trigger a period of deflation, where we see the prices of American goods and services decline. While lower prices may sound like positive news, in reality it isn't because when prices fall too low, it erodes the value of those goods to the producer. That is, when economic conditions force a decrease in the price of goods, companies have to sell more of those items in order to make the same amount of profit, which translates into greater difficulties for corporations to improve their bottom lines.

     At OppenheimerFunds, we do not believe we will see a period of deflation in the United States. The fundamental factors that have driven the U.S. market still appear in place: an economy that's in its eighth year of expansion with moderate growth, low unemployment, virtually no inflation and low interest rates. However, because of economic uncertainties in other parts of the world, particularly Asia, we expect to see slower growth for stocks in 1998 and a year in which double-digit returns from the equity markets are unlikely. It's also possible that we may see investors favor the fixed, more secure interest payments offered from the bond markets.

     In closing, we'd like to reassure you that as professional money managers, we continue to keep a watchful eye on these situations and are closely monitoring your fund's investments. In times like these, your financial advisor can be of invaluable assistance to you in helping review your financial plan and guide your investments accordingly.

     Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.


       [SIG]

  Bridget A. Macaskill
  January 23, 1998

THE ROCHESTER DIVISION

                                   (pie-chart diagram)

     The Rochester Division of OppenheimerFunds, Inc. is dedicated to the investment management and distribution of the two Rochester Funds: Rochester Fund Municipals and the Limited Term New York Municipal Fund. Having an investment focus which is limited to a specific sector and region of the municipal market has historically proven to be beneficial. Not only has it enabled portfolio management to apply intensive research to the outstanding universe of New York State municipal bonds, but it has given them an opportunity to develop somewhat unique strategies relative to municipal bond fund management.

ROCHESTER STYLE

     The Rochester Style of management includes researching small issues, story bonds, unrated bonds, and callable bonds in addition to the more conventional municipal bonds. And if, through diligent credit research and active portfolio management, we believe these bonds can enhance fund performance and/or yield, the Rochester Style of management often includes buying them. While it is true that these types of bonds are often not considered by other funds, Rochester Fund Municipals is not your typical fund.

     For example, it is our opinion that a portfolio of 40 AAA insured bonds of similar maturities issued by four or five entities may look great, but that it offers little real world diversification. Similarly, while unrated bonds may not appeal to an individual investor, it is our opinion that there can be a significant yield advantage inherent in them(1). That's because there has been no fee deducted from the yield to pay for an alphabet letter rating from a rating agency.

     We firmly believe there are great, often overlooked, opportunities out there and that in a well diversified fund (Rochester Fund Municipals has a portfolio of 885 different securities as of 12/31/97) there can be a place for such "alternative" holdings.

                    THE FUND'S BROADLY DIVERSIFIED PORTFOLIO
                        By Municipal Sector on 12/31/97
                         as a percentage of investments

                              (pie-chart diagram)

----------
     (1) Small issues are typically less liquid than equivalent quality large issues. However, issuers of comparatively smaller debt are often more flexible in their ability to negotiate terms. And, while lower rated and unrated bonds generally involve greater risk than bonds in the higher rated categories as determined by S&P and Moody's rating services, in a well diversified fund, we believe the credit risk is justified.



Hospital/Healthcare                                15.2%
General Obligation                                 12.0%
Multi-Family Housing                               11.2%
Resource Recovery                                  10.4%
Electric Utilities                                  9.2%
Single-Family Housing                               7.4%
Marine/Aviation Facilities                          5.2%
NonProfit Organization                              3.7%
Lease Rental                                        3.6%
Adult Living Facilities                             3.1%
Water Utilities                                     2.9%
Manufacturing, Non-Durable Goods                    2.8%
Highways/Railways                                   2.8%
Higher Education                                    2.4%
Education                                           2.0%
Corporate Backed                                    1.7%
Manufacturing, Durable Goods                        1.5%
Telephone Utilities                                 1.1%
Gas Utilities                                       0.9%
Other                                               0.9%

                               (NY state graphic)

     Rochester Fund Municipals (Class A Shares) have received Morningstar's highest 5-star overall ranking at December 31, 1997. The 3-year, 5-year and 10-year Morningstar rankings for the period ended 12/31/97 are five stars, four stars and five stars, respectively. 1494, 720 and 337 municipal funds were rated for these 3-, 5- and 10-year periods, respectively(1).

----------
     (1) Overall star rankings are based on a weighted average of the Fund's 3-year, 5-year and 10-year rankings. Ten percent of the funds in an investment category receive five stars (highest), 22.5% receive four stars (above average), 35% receive three stars (average), 22.5% receive two stars (below average), and 10% receive one star (lowest). Morningstar, Inc., is a nationally recognized mutual fund rating service. Morningstar proprietary star rankings reflect historical risk-adjusted total return as of December 31, 1997. The rankings are subject to change every month. Rankings are based on past performance, which is no guarantee of future results. Morningstar rankings are calculated from the fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns.

COMMUNITY SUPPORT

     One positive consequence of investing in municipal bonds, over and above the tax benefits, is the community support it can offer. That's because investing in municipal bonds and bond funds helps to provide financing for a variety of worthwhile projects across the state. Public and private colleges, special education programs, housing projects for first-time home buyers and healthcare facilities are just a few of the programs that benefit from your investment.

1997 IN REVIEW

                    (photo of Ronald Fielding)

                                             Ronald H. Fielding
                                             CFA, Senior Vice
                                             President,
                                             OppenheimerFunds, Inc.
                                             and Chairman of the
                                             Rochester Division


TO FELLOW SHAREHOLDERS,

     It is a pleasure to bring you Rochester Fund Municipals' Annual Report for the year ended December 31, 1997 and announce that the Fund was able to meet its goal of high tax-free income during the year(1). The current distribution return at 12/31/97 was 5.91% for shareholders who held shares for the entire year. For those investors in the top combined New York City, New York State and federal tax bracket, that return is equivalent to 10.96% from a taxable investment! In addition, according to Lipper Analytical Services, Inc., ROCHESTER FUND MUNICIPALS WAS THE TOP PERFORMING NEW YORK STATE MUNICIPAL DEBT FUND FOR THE TEN YEAR PERIOD (among 27 funds in the category)! The Fund also ranked second for five year return among 45 funds and ninth for one year return, among 95 funds(2).

     During the year in review, the U.S. economy continued its healthy expansion. In fact, 1997 proved to be the best of all possible worlds for investors, with the economy characterized by low unemployment, healthy growth and subdued inflation. Through April, there existed a sense of nervousness from market participants and the Federal Reserve Board about potential inflationary pressures, and the Fed raised the Federal Funds Rate a quarter of one percent in March. Since then, however, long-term interest rates have steadily declined. This phenomenon contributed to the Fund's significant increase in net asset value in 1997.

The economy continues to improve for both New York State and New York City. Both the state itself and many state agencies had their credit ratings upgraded in 1997, and with a strong economy and prudent fiscal management, we expect more credit upgrades in 1998. The state actually recorded a budget surplus for its fiscal year. And New York City was buoyed by strong tax revenues through the year, driven in part by the profits registered by a record year on Wall Street. This gave a particular boost to New York City general obligation bonds.

The Fund maintained a steady dividend rate each month in 1997. However, because of generally declining rates over the last several years, we believe it will be necessary to make a slight downward adjustment early in 1998 to reflect changes in market conditions.

----------
     (1) A portion of the Fund's income may be subject to income taxes. Though the Fund distributed no capital gains in 1997, if any are distributed in the future, they would be taxable as capital gains. For investors subject to the alternative minimum tax, a portion of the Fund's distributions may increase that tax.

     (2) Based on total return as calculated by Lipper Analytical Services, Inc. Lipper calculations do not include sales charges, which if included, would reduce performance results.

     All performance information provided represents past performance and is not predictive of future investment performance. The investment return and principal value of an investment in the Fund will fluctuate with market conditions, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

ROCHESTER FUND MUNICIPALS--THE VALUE OF $10,000
INVESTED FOR 10 YEARS AND THE CPI
($000'S)


                         (Municipal fund values graph)

--Rochester Fund Municipals
--Consumer Price Index (CPI)

                            Total Return (12/31/97)

                            Cumulative              Average            Annual
                       NAV             MOP            NAV                MOP
Class A Shares
1 Year                10.20%           4.96%         10.20%             4.96%
5 Years               44.65%          37.78%          7.66%             6.62%
10 Years             140.65%         129.22%          9.18%             8.65%

Class B Shares
Life of Fund           8.74%           3.74%
(Inception date:
  3/17/97)

Class C Shares
Life of Fund           8.80%           7.80%
(Inception date:
  3/17/97)

For periods ending 12/31/97. NAV stands for Net Asset Value and returns at NAV do not reflect payment of a sales charge. The inception date of the Fund as an open-end Fund was 5/15/86. MOP stands for Maximum Offering Price, and calculations for Class A at MOP include the 4.75% maximum initial sales charge. Class A returns show results of hypothetical investments on 12/31/96, 12/31/92 and 12/31/87, include change in share price and assume reinvestment of dividends and capital gains at net asset value.

                               Standardized Yield
                             For the 30 days ended
                                    12/31/97

          Class A                   Class B                 Class C
          4.90%                       4.26%                 4.28%

Standardized yield is net investment income calculated on a yield-to-maturity basis for the 30-day period ended 12/31/97, divided by the maximum offering price at the end of the period, compounded semiannually and then annualized. Falling net asset values will tend to artificially raise yields.

     As we enter 1998, we believe conditions for investing in municipal bonds should remain good. Interest rate levels on municipal bonds, though lower now than during the past few years, are still very attractive compared to taxable bonds or low dividend levels on stocks. Municipal bonds can be a refuge for those weary of current stock prices. Very low inflation, a benign interest rate environment and economic growth seem likely to continue. We will continue to monitor the New York municipal market carefully in an attempt to provide our investors with high, current tax-free income.

     We appreciate your support, welcome new shareholders, and look forward to serving your investment needs in the years ahead.

     Sincerely,


     [SIG]

     Ronald H. Fielding
     Portfolio Manager

    THE INVESTMENT TEAM


                            (photo of Anthony Tanner)

    Anthony A.
    Tanner,
    CFA; Vice
    President and
    Portfolio
    Manager,
    Rochester Division

     Tony's efforts as Portfolio Manager focus on screening the universe of New York municipal bonds available in both the secondary and primary markets and valuing and selecting those bonds which may best enable The Rochester Funds to achieve their objectives. He also manages the overall research efforts of the portfolio management team.

"We believe that it is our diligent research that offers our New York investors something different. If I can find bonds with a little more yield, and without additional risk, I feel as though I've done my job."

                            (photo of Richard Stein)

    Richard A.
    Stein,
    CFA; Vice
    President - Credit
    Analysis,
    Rochester Division

     Rich directs the credit research activities at the Rochester Division. This primarily includes the analysis and surveillance of all high yield issues, with a particular emphasis on unrated and unenhanced private placement bonds.

"Over the years, we have discovered that it pays to do our homework. Though buying lower rated or non-rated bonds may scare some individual investors, we believe that there can be a place for it in a fund. We apply a hands-on level of research that we believe provides for a safer overall portfolio than one which defines risk solely in terms of the ratings provided by nationally recognized statistical rating organizations."

                           (photo of Daniel Loughran)

Daniel G.
Loughran,
CFA;
Assistant Vice
President and
Senior Research
Analyst,
Rochester Division

     Dan assists in the trading, research and credit analysis activities of the Rochester Division. His primary responsibilities include executing investment strategy in secondary market trading, and performing quantitative analysis of investment opportunities.

"We also continue to seek opportunities in undervalued and/or overlooked situations as well as researching bonds issued through smaller agencies including industrial development agencies. We've always said that we get paid to research bonds, and firmly adhere to that conviction."

                            (photo of Michael Rosen)

Michael S.
Rosen,
CFA; President,
Rochester Division

     Over the years, Mike has been instrumental in establishing the Fund's strategies and philosophies. While his direct role in managing The Rochester Funds is minimal, his leadership and presence has been one of the reasons for their success.

"Here in Rochester, we've always believed that investors can benefit from the advice, resources, and experience of a knowledgeable professional. We know that when it comes to something as important as planning your financial future, it makes sense to get the advice of a professionally trained investment representative."

HOW ROCHESTER FUND MUNICIPALS COMPARES

The Fund's Distribution Rate and Taxable Equivalent
Yield Compared with Other Investments

(graph of Municipal fund rate and taxable yield)

Please refer to the table on page 5 for the Fund's standardized performance figures. All data is as of 12/31/97.

Data Sources: The Wall Street Journal, January 2, 1998; Bloomberg Business News

     When it jumps out at you, like on the chart to the left, you can feel good about your investment in Rochester Fund Municipals.

     To match the after-tax return of the Fund's 5.91% tax-free distribution rate at 12/31/97, a resident of New York City in the combined federal, New York State and New York City tax bracket of 46.1% would have to find a taxable investment yielding 10.96%!

     Your own personal financial situation and the advantages of tax-free investing may be unique and we encourage you to discuss these issues with your financial advisor.

Certificates of deposit are insured by the FDIC up to $100,000 and offer a fixed rate of return. Money market funds attempt to maintain a $1.00 per share net asset value. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. Investment return and principal value of an investment in Rochester Fund Municipals will fluctuate with market conditions and you may have a gain or loss when your shares are sold. Taxable equivalent yield assumes the maximum combined federal, New York State and New York City income tax bracket. All figures are calculated as of 12/31/97. Past performance is not predictive of future investment results. The Fund also offers Class B and Class C shares, which are subject to different fees and expenses. Please refer to the prospectus for details.

A portion of the Fund's distributions in the future may be subject to federal, state or local income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to alternative minimum tax, some of the Fund's distributions may increase that tax.




ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                              Face Amount
     Description                                                      Coupon       Maturity  (000) Omitted   Market Value
--------------------------------------------------------------------------------------------------------------------------
HOSPITAL/HEALTHCARE (MARKET VALUE $478,466,919) - 15.5%
     Albany IDA (Albany Medical Center)                               8.250%       08/01/04    $ 2,560       $ 2,761,370
     Beacon IDA (Craig House)                                         9.000        07/01/11        215           218,216
     Bethany Retirement Home                                          7.450        02/01/24      1,000         1,160,800
     Castle Rest Residential Health Care Fac.                         5.750        08/01/37      6,250         6,419,938
     Cayuga County COP (Auburn Hospital)                              6.000        01/01/21      8,600         9,178,866
     City of Port Jervis (Mercy Hospital)                             5.500        11/01/16      1,200         1,209,360
     Clifton Springs Hospital & Clinic                                8.000        01/01/20      3,495         3,867,672
     Erie IDA (Mercy Hospital)                                        6.250        06/01/10      1,355         1,417,818
     Groton Community Health Care Center                              7.450        07/15/21      2,065         2,412,705
     Lyons Community Health Initiatives Corp.                         6.800        09/01/24      5,350         5,854,933
     Monroe IDA (Genesee Hospital)                                    7.000        11/01/18     14,565        15,416,179
     Newark/Wayne Community Hospital                                  5.875        01/15/33      4,950         5,168,444
     Newark/Wayne Community Hospital                                  7.600        09/01/15      2,365         2,559,308
     NYC Health & Hospital LEVRRS                                     6.542f)      02/15/11     26,500        28,653,125
     NYS Dorm (Bethel Springvale Home)                                6.000        02/01/35         10            10,573
     NYS Dorm (Center for Nursing)                                    5.550        08/01/37      8,435         8,495,395
     NYS Dorm (Chapel Oaks, Inc.)                                     5.450        07/01/26      1,000         1,008,120
     NYS Dorm (Cornwall Hospital)                                     8.750        07/01/07        675           676,553
     NYS Dorm (Department of Health)                                  5.500        07/01/21        525           529,904
     NYS Dorm (Department of Health)                                  6.625        07/01/24        250           280,945
     NYS Dorm (Department of Health)                                  7.250        07/01/11      3,750         4,189,800
     NYS Dorm (Department of Health)                                  7.350        08/01/29(p)      95           103,096
     NYS Dorm (Episcopal Health Services)                             7.550        08/01/29         95           101,895
     NYS Dorm (German Masonic Home)                                   6.000        08/01/36      2,500         2,646,475
     NYS Dorm (Grace Manor Health Care Fac.)                          6.150        07/01/18      1,000         1,096,370
     NYS Dorm (Gurwin Geriatric Home)                                 5.700        02/01/37      2,230         2,326,737
     NYS Dorm (Hebrew Hospital)                                       5.900        08/01/36     10,285        10,821,980
     NYS Dorm (Insured Mtg. Nursing)                                  6.125        02/01/36      4,200         4,512,942
     NYS Dorm (KMH Homes)                                             6.950        08/01/31         25            27,128
     NYS Dorm (Lakeside Home)                                         6.000        02/01/37      4,380         4,649,370
     NYS Dorm (L.I. Medical Center)                                   7.750        08/15/27         25            25,593
     NYS Dorm (Menorah Campus)                                        6.100        02/01/37      7,400         7,935,982
     NYS Dorm (Menorah Campus)                                        7.300        08/01/16         20            22,490
     NYS Dorm (Methodist Hospital)                                    6.050        02/01/34      7,230         7,880,700
     NYS Dorm (Montefiore Hospital)                                   8.625        07/01/10         90            90,298
     NYS Dorm (Niagara Nursing Home)                                  5.600        08/01/37      2,400         2,486,856
     NYS Dorm (Park Ridge Fac.)                                       7.850        02/01/29        290           305,764
     NYS Dorm (Presbyterian Hospital)                                 6.500        08/01/34      2,200         2,391,554
     NYS Dorm (RGH) RITES (b)                                         7.110(c)(f)  08/01/33     12,750        13,307,813
     NYS Dorm (Sarah Neumann Home)                                    5.450        08/01/27        600           613,950
     NYS Dorm (Sarah Neumann Home)                                    5.500        08/01/37      1,000         1,024,940
     NYS Dorm (St. Barnabas Hospital)                                 5.450        08/01/35      3,000         3,052,980
     NYS Dorm (St. Vincent Hospital)                                  7.400        08/01/30          5             5,558
     NYS HFA (H&N)                                                    6.875        11/01/10          9             9,199
     NYS HFA (H&N)                                                    6.875        11/01/11          5             5,106
     NYS HFA (H&N)                                                    7.000        11/01/17        510           516,222
     NYS HFA (H&N)                                                    8.000        11/01/08        500           554,000
     NYS Medcare (BLH)                                                7.100        02/15/27      6,235         6,425,168
     NYS Medcare (BLH)                                                7.100        02/15/27     17,125        17,509,970
     NYS Medcare (Brookdale Hospital)                                 6.850        02/15/17      4,600         5,084,334
     NYS Medcare (Central Suffolk Hospital)                           6.125        11/01/16      1,000           999,340
     NYS Medcare (Downtown Hospital)                                  6.700        02/15/12        500           550,435
     NYS Medcare (Downtown Hospital)                                  6.800        02/15/20      7,355         8,052,622
     NYS Medcare (H&N)                                                5.750        08/15/19         45            46,292
     NYS Medcare (H&N)                                                5.800        08/15/22     14,515        15,167,304
     NYS Medcare (H&N)                                                5.850        02/15/33      4,690         4,870,565
     NYS Medcare (H&N)                                                6.200        02/15/23         95           101,342
     NYS Medcare (H&N)                                                6.375        08/15/33      1,000         1,068,950
     NYS Medcare (H&N)                                                6.375        08/15/29         60            64,190
     NYS Medcare (H&N)                                                6.500        02/15/34      2,215         2,408,702
     NYS Medcare (H&N)                                                6.600        02/15/31        250           273,528
     NYS Medcare (H&N)                                                6.650        08/15/32     12,820        13,914,187
     NYS Medcare (H&N)                                                6.875        02/15/32      3,000         3,281,220
     NYS Medcare (H&N)                                                7.250        02/15/24(p)      50            52,836
     NYS Medcare (H&N)                                                7.250        02/15/24         50            52,616



ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                              Face Amount
     Description                                                      Coupon       Maturity  (000) Omitted   Market Value
--------------------------------------------------------------------------------------------------------------------------
     NYS Medcare (H&N)                                                7.250 %      02/15/12      $7,355       $7,519,531
     NYS Medcare (H&N)                                                7.400        11/01/16       5,465        5,587,908
     NYS Medcare (H&N)                                                7.600        02/15/29          10           10,560
     NYS Medcare (H&N)                                                7.625        02/15/23       2,240        2,293,603
     NYS Medcare (H&N)                                                7.700        02/15/18(p)      25            25,617
     NYS Medcare (H&N)                                                7.700        02/15/18       3,255        3,333,185
     NYS Medcare (H&N)                                                8.000        02/15/28         240          250,219
     NYS Medcare (H&N)                                                8.000        02/15/27      14,340       14,669,533
     NYS Medcare (H&N)                                                9.000        02/15/26       1,610        1,614,798
     NYS Medcare (H&N)                                                9.375        11/01/16       4,120        4,301,404
     NYS Medcare (H&N)                                               10.000        11/01/06       3,140        3,332,482
     NYS Medcare (Insured Mtg. Nursing)                               5.900        08/15/33      22,230       23,738,750
     NYS Medcare (Insured Mtg. Nursing)                               6.375        08/15/24       2,000        2,175,020
     NYS Medcare (Insured Mtg. Nursing)                               6.450        08/15/34       4,000        4,357,280
     NYS Medcare (Insured Mtg. Nursing)                               6.500        11/01/15          70           76,952
     NYS Medcare (Insured Mtg. Nursing)                               6.600        02/15/11         700          788,361
     NYS Medcare (Insured Mtg. Nursing)                               6.900        08/15/34          15           17,143
     NYS Medcare (Insured Mtg. Nursing)                               7.875        02/15/07       3,000        3,068,640
     NYS Medcare (Insured Mtg. Nursing)                              10.250        01/01/24       1,445        1,462,947
     NYS Medcare (Kingston Hospital)                                  8.875        11/15/17       7,800        7,831,200
     NYS Medcare (Mental Health)                                      0.000        08/15/18         320           66,829
     NYS Medcare (Mental Health)                                      5.500        08/15/24         250          252,755
     NYS Medcare (Mental Health)                                      6.500        02/15/19         190          205,956
     NYS Medcare (Mental Health)                                      7.300        02/15/21(p)        5            5,620
     NYS Medcare (Mental Health)                                      7.500        02/15/21(p)      505          564,418
     NYS Medcare (Mental Health)                                      7.500        02/15/21         305          336,662
     NYS Medcare (Mental Health)                                      7.625        08/15/17         250          280,798
     NYS Medcare (Mental Health)                                      7.625        08/15/17(p)      545          617,343
     NYS Medcare (Mental Health)                                      7.750        08/15/11          35           39,224
     NYS Medcare (Mental Health)                                      7.750        08/15/11(p)       60           67,495
     NYS Medcare (Mental Health)                                      7.875        08/15/15         220          229,200
     NYS Medcare (Mental Health)                                      7.875        08/15/20       5,100        5,661,357
     NYS Medcare (Mental Health)                                      8.875        08/15/07       1,725        1,765,865
     NYS Medcare (N. General Hospital)                                7.150        02/15/01          10           10,669
     NYS Medcare (N. General Hospital)                                7.350        08/15/09       4,745        5,022,250
     NYS Medcare (N. General Hospital)                                7.400        02/15/19       2,110        2,234,912
     NYS Medcare (St. Charles Hospital)                               6.375        08/15/34       1,350        1,474,079
     NYS Medcare (St. Charles Hospital)                               6.375        02/15/35       1,650        1,801,652
     NYS Medcare (St. Luke's Hospital) IVRC (b)                       6.884 (f)    02/15/29      22,000       23,072,500
     NYS Medcare (St. Luke's Hospital) RITES (b)                      7.060 (f)    02/15/29       8,400        8,767,500
     NYS Medcare (St. Luke's Hospital) RITES (b)                      7.060 (f)    02/15/29       5,750        6,001,563
     NYS Medcare (St. Luke's Hospital) RITES (b)                      7.060 (f)    02/15/29      10,000       10,437,500
     NYS Medcare (St. Luke's Hospital) RITES (b)                      7.060 (f)    02/15/29      12,500       13,046,875
     NYS Medcare (WHMC)                                               7.350        08/15/11          50           55,296
     NYS Medcare (WHMC)                                               7.400        08/15/21       5,255        5,865,106
     Oneida Healthcare Corp.                                          7.100        08/01/11          10           10,895
     Oneida Healthcare Corp.                                          7.200        08/01/31         130          141,941
     Onondaga IDA (CGH)                                               6.625        01/01/18       7,820        8,361,848
     Onondaga IDA (Crouse Irving Hospital)                            7.800        01/01/03         220          232,696
     Oswego IDA (Seneca Hill Manor)                                   5.650        08/01/37       3,260        3,329,340
     Puerto Rico ITEME (Ryder Hospital)                               6.700        05/01/24       5,250        5,680,500
     Puerto Rico TEMEC (Mennonite Hospital)                           5.625        07/01/27         985        1,000,474
     Puerto Rico TEMEC (Mennonite Hospital)                           5.625        07/01/17         500          510,130
     Puerto Rico TEMEC (Mennonite Hospital)                           6.500        07/01/26       3,000        3,224,490
     Rensselaer Municipal Leasing Corp.                               6.900        06/01/24      15,000       16,470,300
     Syracuse IDA (St. Joseph's Hospital)                             7.500        06/01/18(p)    3,770        4,234,464
     Tompkins Healthcare                                             10.800        02/01/07         135          165,042
     Tompkins Healthcare                                             10.800        02/01/28          25           33,337
     UFA Devel. Corp. (Loretto-Utica Corp.)                           5.950        07/01/35       4,870        5,106,098
     Valley Health Devel. Corp.                                       7.850        08/01/35          20           22,336
     Valley Health Devel. Corp.                                      11.300        02/01/07         450          548,366
     Valley Health Devel. Corp.                                      11.300        02/01/23         175          213,103
     Westchester IDA (Beth Abraham Hospital)                          8.375        12/01/25       1,870        2,134,287
     Yonkers IDA (St. Joseph's Hospital)                              7.500        12/30/03       1,000        1,064,260
     Yonkers IDA (St. Joseph's Hospital)                              8.500        12/30/13       3,270        3,715,832





ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                              Face Amount
     Description                                                      Coupon       Maturity  (000) Omitted   Market Value
--------------------------------------------------------------------------------------------------------------------------
General Obligation (market value $378,624,836) - 12.3%
     Cohoes GO                                                        6.200%       03/15/13       $   25     $   25,668
     Cohoes GO                                                        6.200        03/15/12           35         35,935
     Cohoes GO                                                        6.250        03/15/15           25         25,666
     Cohoes GO                                                        6.250        03/15/16           25         25,625
     Cohoes GO                                                        6.250        03/15/14           25         25,666
     Lowville GO                                                      7.200        09/15/13          100        121,385
     Lowville GO                                                      7.200        09/15/12          100        121,170
     Lowville GO                                                      7.200        09/15/05          100        117,088
     Lowville GO                                                      7.200        09/15/14          100        121,996
     Lowville GO                                                      7.200        09/15/07           75         89,828
     Newburgh GO                                                      7.100        09/15/08          185        193,843
     Newburgh GO                                                      7.100        09/15/07          185        194,348
     Newburgh GO                                                      7.150        09/15/09          180        188,563
     Newburgh GO                                                      7.150        09/15/10          150        156,627
     Newburgh GO                                                      7.200        09/15/11          155        161,395
     Newburgh GO                                                      7.200        09/15/12          155        160,980
     Newburgh GO                                                      7.250        09/15/14          155        160,636
     Newburgh GO                                                      7.250        09/15/13          160        166,245
     NYC GO                                                           0.000        05/15/12          200         94,368
     NYC GO                                                           0.000(c)     08/15/16(p)        70         58,753
     NYC GO                                                           0.000        11/15/11        4,990      2,433,224
     NYC GO                                                           0.000(c)     08/01/25          100         60,114
     NYC GO                                                           0.000        10/01/12           40         18,505
     NYC GO                                                           0.000(c)     05/15/14        1,690      1,325,163
     NYC GO                                                           0.000(c)     08/01/14          500        381,040
     NYC GO                                                           0.000        05/15/11          270        135,111
     NYC GO                                                           5.125        08/01/13        1,250      1,229,538
     NYC GO                                                           5.125        02/01/11        1,285      1,275,877
     NYC GO                                                           5.250        08/01/20        7,000      6,890,520
     NYC GO                                                           5.250        08/01/12        2,060      2,061,730
     NYC GO                                                           5.800(c)(f)  08/01/14       13,640     13,848,556
     NYC GO                                                           5.875        08/01/24        2,000      2,085,560
     NYC GO                                                           5.875        08/01/24        4,865      5,203,166
     NYC GO                                                           6.000        08/01/15          100        100,090
     NYC GO                                                           6.000        10/15/16           50         52,902
     NYC GO                                                           6.000        05/15/20          270        281,224
     NYC GO                                                           6.000        02/01/11        6,000      6,417,780
     NYC GO                                                           6.000        02/15/24           90         94,736
     NYC GO                                                           6.000        10/01/26 (p)    8,170      8,637,733
     NYC GO                                                           6.000        08/01/19           10         10,009
     NYC GO                                                           6.000        02/01/25          650        680,349
     NYC GO                                                           6.125        08/01/25 (p)    8,735      9,309,938
     NYC GO                                                           6.125        02/01/25 (p)   18,600     19,666,524
     NYC GO                                                           6.250        04/15/27       12,200     13,106,094
     NYC GO                                                           6.500        08/01/15        2,000      2,223,800
     NYC GO                                                           6.500        08/01/14          500        555,950
     NYC GO                                                           6.600        02/15/10        2,000      2,231,700
     NYC GO                                                           6.625        08/01/25        2,000      2,246,300
     NYC GO                                                           6.625        02/15/25       15,580     17,408,157
     NYC GO                                                           7.000        02/01/10            5          5,060
     NYC GO                                                           7.000        02/01/20          250        274,618
     NYC GO                                                           7.000        02/01/18           25         27,462
     NYC GO                                                           7.000        02/01/22        4,595      5,067,320
     NYC GO                                                           7.000        02/01/17 (p)       55         51,900
     NYC GO                                                           7.000        02/01/20           10         10,985
     NYC GO                                                           7.000        02/01/20 (p)      400        447,120
     NYC GO                                                           7.000        02/01/22 (p)        5          5,589
     NYC GO                                                           7.000        10/01/12          625        694,150
     NYC GO                                                           7.100        02/01/09           85         93,683
     NYC GO                                                           7.100        02/01/10 (p)    3,060      3,431,821
     NYC GO                                                           7.100        02/01/10          940      1,036,021
     NYC GO                                                           7.100        02/01/11 (p)    1,555      1,743,948
     NYC GO                                                           7.100        02/01/09 (p)      860        964,499
     NYC GO                                                           7.100        02/01/11 (p)      210        231,452
     NYC GO                                                           7.200        02/01/14 (p)    3,520      3,960,810





ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                                Face Amount
     Description                                                      Coupon       Maturity    (000) Omitted  Market Value
--------------------------------------------------------------------------------------------------------------------------
     NYC GO                                                           7.200 %      02/01/15(p)    $ 2,465     $ 2,773,692
     NYC GO                                                           7.200        02/01/15           335         370,453
     NYC GO                                                           7.200        02/01/14(p)        480         530,798
     NYC GO                                                           7.250        08/15/24(p)      4,005       4,431,773
     NYC GO                                                           7.250        08/15/24         9,815      10,710,619
     NYC GO                                                           7.400        02/01/02           330         366,277
     NYC GO                                                           7.500        08/01/20           645         732,481
     NYC GO                                                           7.500        02/01/03         2,000       2,233,740
     NYC GO                                                           7.500        08/01/19(p)        160         181,701
     NYC GO                                                           7.500        08/01/21(p)        915       1,052,781
     NYC GO                                                           7.500        08/01/19(p)      1,705       1,961,739
     NYC GO                                                           7.500        08/15/20         6,180       7,347,093
     NYC GO                                                           7.500        08/01/20 p)      6,855       7,887,226
     NYC GO                                                           7.500        08/01/21            85          96,075
     NYC GO                                                           7.500        02/01/18           120         134,834
     NYC GO                                                           7.500        02/01/18(p)      1,380       1,572,124
     NYC GO                                                           7.500        02/01/16           240         269,287
     NYC GO                                                           7.500        02/01/16(p)      2,760       3,144,247
     NYC GO                                                           7.625        02/01/13(p)      3,535       4,043,616
     NYC GO                                                           7.625        02/01/14(p)        250         285,970
     NYC GO                                                           7.625        02/01/14(p)         20          22,406
     NYC GO                                                           7.625        02/01/13           310         349,630
     NYC GO                                                           7.750        08/15/17(p)         20          22,724
     NYC GO                                                           7.750        02/01/13         6,000       6,797,100
     NYC GO                                                           7.750        08/15/12(p)         90         102,260
     NYC GO                                                           7.750        02/01/10         1,500       1,702,290
     NYC GO                                                           7.750        08/15/13            60          67,341
     NYC GO                                                           7.750        08/15/13(p)        940       1,068,047
     NYC GO                                                           7.750        08/15/17           110         123,498
     NYC GO                                                           7.750        08/15/12            60          67,341
     NYC GO                                                           8.000        08/01/18            45          50,844
     NYC GO                                                           8.000        08/15/21(p)        245         280,417
     NYC GO                                                           8.000        08/15/21(p)         5           5,655
     NYC GO                                                           8.000        08/15/20            10          11,310
     NYC GO                                                           8.250        11/15/20            20          22,943
     NYC GO                                                           8.250        08/01/13            30          34,142
     NYC GO                                                           8.250        08/01/14            35          39,832
     NYC GO                                                           8.250        11/15/15            80          91,771
     NYC GO                                                           8.250        11/15/18(p)      2,760       3,206,292
     NYC GO                                                           8.250        11/15/18(p)        240         275,314
     NYC GO                                                           8.250        08/01/14(p)      1,590       1,826,926
     NYC GO                                                           8.250        08/01/12             5           5,721
     NYC GO                                                           8.250        11/15/15(p)        920       1,068,764
     NYC GO CARS                                                      7.670(f)     09/01/11         8,387       9,571,664
     NYC GO CARS                                                      7.670(f)     08/12/10        16,387      18,701,664
     NYC GO RIBS                                                      7.028(f)     07/29/10         4,200       4,483,500
     NYC GO RIBS                                                      7.028(f)     08/01/09         6,200       6,626,250
     NYC GO RIBS                                                      7.126(f)     08/22/13         5,400       5,724,000
     NYC GO RIBS                                                      7.126(f)     08/01/15         3,050       3,221,563
     NYC GO RIBS                                                      8.006(f)     08/01/13        13,150      14,695,125
     NYC GO RITES                                                     8.000(f)     10/01/11        15,000      16,674,300
     Puerto Rico GO                                                   5.875        07/01/18            30          31,755
     Puerto Rico GO                                                   5.375        07/01/25         5,000       5,050,000
     Puerto Rico GO                                                   8.000        07/01/07           715         742,349
     Puerto Rico GO RITES (b)                                         7.821(f)     07/01/22         1,600       1,810,000
     Puerto Rico GO YCN                                               7.782(f)     07/01/20        40,250      44,627,188
     Puerto Rico GO YCN (b)                                           6.880(f)     07/01/15         1,000       1,123,750
     Suffolk GO                                                       6.375        11/01/16           725         762,765
     Suffolk GO                                                       6.750        08/01/10            15          15,323
     Utica GO                                                         5.900        12/01/02           100          99,111
     Utica GO                                                         6.000        01/15/06           580         565,894
     Utica GO                                                         6.250        01/15/07           560         555,078
     V. I. GO (Hugo Insurance Claims Program)                         7.750        10/01/06           358         398,626
     V. I. Public Finance Authority                                   7.125        10/01/04         1,135       1,276,807
     V. I. Public Finance Authority                                   7.250        10/01/18        28,750      32,283,663
     V. I. Public Finance Authority                                   7.375        10/01/10         1,735       1,951,754



ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                                Face Amount
     Description                                                      Coupon       Maturity    (000) Omitted   Market Value
---------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing (market value $353,756,495) - 11.5%
     Albany Hsg. Authority                                            0.000%       10/01/12(p)    $   496       $   126,737
     Albany IDA (MARA Mansion Rehab.)                                 6.500        02/01/23         1,715         1,774,699
     Batavia Hsg. Authority (Washington Towers)                       6.500        01/01/23           515           539,159
     Battery Park City Authority                                      5.800        11/01/22         1,050         1,087,979
     Battery Park City Authority                                     10.000        06/01/23           700           730,660
     Bayshore HDC                                                     7.500        02/01/23         1,460         1,574,756
     Bleeker Terrace HDC                                              8.100        07/01/01            35            35,177
     Bleeker Terrace HDC                                              8.350        07/01/04            45            45,133
     Bleeker Terrace HDC                                              8.750        07/01/07           900           908,289
     East Rochester Hsg. Authority (St. John's Meadows)               5.675        08/01/22         3,250         3,394,430
     East Rochester Hsg. Authority (St. John's Meadows)               5.700        08/01/27         4,250         4,482,178
     East Rochester Hsg. Authority (St. John's Meadows)               5.950        08/01/27         4,095         4,233,370
     Elmira HDC                                                       7.500        08/01/07            25            25,896
     Guam Economic Devel. Authority                                   9.375        11/01/18         2,995         3,075,625
     Guam Economic Devel. Authority                                   9.500        11/01/18         2,540         2,609,393
     Hamilton Elderly Hsg. Corp.                                     11.250        01/01/15           680           711,389
     Lockport HDC                                                     6.000        10/01/18         1,200         1,224,216
     Macleay Hsg. (Larchmont Woods)                                   8.500        01/01/31         4,640         5,009,808
     Mechanicsville HDC                                               6.900        08/01/22         2,500         2,636,050
     Monroe HDC                                                       7.000        08/01/21           290           302,966
     New Hartford HDC                                                 7.375        01/01/24            20            21,346
     New Hartford Sunset Wood Project                                 5.950        08/01/27         1,520         1,584,554
     North Tonawanda HDC                                              6.800        12/15/07           585           642,687
     North Tonawanda HDC                                              7.375        12/15/21         3,295         3,848,066
     NYC HDC (Albert Einstein)                                        6.500        12/15/17           324           338,654
     NYC HDC (Amsterdam)                                              6.500        08/15/18           911           911,189
     NYC HDC (Atlantic Plaza)                                         7.034        02/15/19         1,516         1,593,983
     NYC HDC (Barclay Avenue)                                         6.450        04/01/17         1,045         1,098,462
     NYC HDC (Barclay Avenue)                                         6.600        04/01/33         4,055         4,260,953
     NYC HDC (Boulevard)                                              6.500        08/15/17         2,828         2,956,484
     NYC HDC (Bridgeview)                                             6.500        12/15/17           486           507,983
     NYC HDC (Cadman Plaza)                                           6.500        11/15/18         1,305         1,366,028
     NYC HDC (Cadman Plaza)                                           7.000        12/15/18           511           536,859
     NYC HDC (Candia)                                                 6.500        06/15/18           192           200,713
     NYC HDC (Clinton)                                                6.500        07/15/17         3,681         3,847,664
     NYC HDC (Contello III)                                           7.000        12/15/18           313           329,642
     NYC HDC (Cooper Gram)                                            6.500        08/15/17         1,524         1,593,378
     NYC HDC (Court Plaza)                                            6.500        08/15/17         1,163         1,216,178
     NYC HDC (Crown Gardens)                                          7.250        01/15/19         1,723         1,814,554
     NYC HDC (Esplanade Gardens)                                      7.000        01/15/19         3,547         3,730,453
     NYC HDC (Essex)                                                  6.500        07/15/18            84            88,408
     NYC HDC (Forest Park)                                            6.500        12/15/17           521           545,229
     NYC HDC (Gouverneur Gardens)                                     7.034        02/15/19         1,691         1,778,015
     NYC HDC (Heywood)                                                6.500        10/15/17           373           389,979
     NYC HDC (Hudsonview)                                             6.500        09/15/17         4,205         4,395,802
     NYC HDC (Janel)                                                  6.500        09/15/17         1,189         1,242,669
     NYC HDC (Kings Arms)                                             6.500        11/15/18           236           246,564
     NYC HDC (Kingsbridge)                                            6.500        08/15/17           415           433,891
     NYC HDC (Leader)                                                 6.500        03/15/18         1,269         1,326,942
     NYC HDC (Lincoln Amsterdam)                                      7.250        11/15/18         1,762         1,854,964
     NYC HDC (Middagh)                                                6.500        01/15/18           213           222,265
     NYC HDC (Montefiore)                                             6.500        10/15/17         2,775         2,901,185
     NYC HDC (Multi-Family)                                           5.850        05/01/26         4,390         4,529,383
     NYC HDC (Multi-Family)                                           5.850        05/01/25            50            51,496
     NYC HDC (Multi-Family)                                           5.850        05/01/26         1,650         1,698,362
     NYC HDC (Multi-Family)                                           6.600        04/01/30        38,880        41,442,970
     NYC HDC (Multi-Family)                                           7.300        06/01/10            30            32,129
     NYC HDC (Multi-Family)                                           7.350        06/01/19         1,145         1,223,204
     NYC HDC (New Amsterdam)                                          6.500        08/15/18           891           932,345
     NYC HDC (Residential Charter)                                    7.375        04/01/17         3,525         3,596,417
     NYC HDC (Riverbend)                                              6.500        11/15/18         1,110         1,161,451
     NYC HDC (Riverside Park)                                         7.250        11/15/18         6,781         7,123,224
     NYC HDC (RNA House)                                              7.000        12/15/18           485           510,250
     NYC HDC (Robert Fulton)                                          6.500        12/15/17           700           731,919
     NYC HDC (Rosalie Manning)                                        7.034        11/15/18           254           266,614



ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                                Face Amount
     Description                                                      Coupon       Maturity    (000) Omitted   Market Value
---------------------------------------------------------------------------------------------------------------------------
     NYC HDC (Scott Tower)                                            7.000%       12/15/18       $   674       $   709,013
     NYC HDC (Seaview)                                                6.500        01/15/18           924           966,796
     NYC HDC (Sky View)                                               6.500        11/15/18         1,722         1,802,137
     NYC HDC (South Bronx)                                            8.100        09/01/23         3,210         3,429,917
     NYC HDC (Stevenson)                                              6.500        05/15/18         1,754         1,834,613
     NYC HDC (Stryckers Bay)                                          7.034        11/15/18           504           530,792
     NYC HDC (St. Martin)                                             6.500        11/15/18           382           399,563
     NYC HDC (Tivoli)                                                 6.500        01/15/18         1,759         1,840,758
     NYC HDC (Towers)                                                 6.500        08/15/17           378           395,781
     NYC HDC (Townhouse)                                              6.500        01/15/18           239           249,966
     NYC HDC (Tri-Faith House)                                        7.000        01/15/19           367           386,279
     NYC HDC (University)                                             6.500        08/15/17         1,562         1,633,333
     NYC HDC (Washington Square)                                      7.000        01/15/19           468           491,557
     NYC HDC (West Side)                                              6.500        11/15/18           422           442,068
     NYC HDC (West Village)                                           6.500        11/15/13         4,767         5,006,112
     NYC HDC (Westview)                                               6.500        10/15/17           272           284,718
     NYC HDC (Woodstock Terrace)                                      7.034        02/15/19           624           656,393
     NYC HDC, Series B                                                5.875        11/01/18         5,235         5,443,301
     NYS HFA (Children's Rescue)                                      7.625        05/01/18         3,555         3,805,201
     NYS HFA (Dominican Village)                                      6.600        08/15/27         2,200         2,354,550
     NYS HFA (Fulton Manor)                                           6.100        11/15/25         4,205         4,451,455
     NYS HFA (HELP/Bronx)                                             7.850        11/01/99         1,080         1,127,034
     NYS HFA (HELP/Bronx)                                             7.850        05/01/99         1,040         1,073,353
     NYS HFA (HELP/Bronx)                                             8.050        11/01/05        13,080        13,861,661
     NYS HFA (HELP/Suffolk)                                           8.100        11/01/05         1,210         1,261,486
     NYS HFA (Meadow Manor)                                           7.750        11/01/19             5             5,070
     NYS HFA (Multi-Family)                                           0.000        11/01/14        15,730         6,334,314
     NYS HFA (Multi-Family)                                           0.000        11/01/17        12,695         4,117,369
     NYS HFA (Multi-Family)                                           0.000        11/01/15        14,590         5,522,169
     NYS HFA (Multi-Family)                                           5.950        08/15/24            25            25,565
     NYS HFA (Multi-Family)                                           6.050        08/15/32         2,000         2,097,260
     NYS HFA (Multi-Family)                                           6.100        11/15/36         1,285         1,351,666
     NYS HFA (Multi-Family)                                           6.125        08/15/38         4,700         4,917,704
     NYS HFA (Multi-Family)                                           6.200        08/15/12            50            52,596
     NYS HFA (Multi-Family)                                           6.300        08/15/26         5,000         5,291,550
     NYS HFA (Multi-Family)                                           6.350        08/15/23         4,170         4,442,843
     NYS HFA (Multi-Family)                                           6.400        11/15/27         1,175         1,249,695
     NYS HFA (Multi-Family)                                           6.500        03/15/25         9,265        10,675,133
     NYS HFA (Multi-Family)                                           6.500        08/15/24         2,905         3,052,690
     NYS HFA (Multi-Family)                                           6.700        08/15/25        11,980        12,665,136
     NYS HFA (Multi-Family)                                           6.750        11/15/36         5,725         6,179,451
     NYS HFA (Multi-Family)                                           6.950        08/15/24         2,870         3,047,165
     NYS HFA (Multi-Family)                                           6.950        08/15/12            75            81,186
     NYS HFA (Multi-Family)                                           7.050        08/15/24         5,350         5,744,509
     NYS HFA (Multi-Family)                                           7.450        11/01/28         1,586         1,669,265
     NYS HFA (Multi-Family)                                           7.550        11/01/29         2,460         2,592,496
     NYS HFA (Multi-Family)                                           7.700        03/15/06(p)        145           162,732
     NYS HFA (Multi-Family)                                           7.700        03/15/06(p)          5             5,575
     NYS HFA (Multi-Family)                                           7.850        02/15/30            50            55,576
     NYS HFA (NonProfit)                                              6.400        11/01/10            15            15,325
     NYS HFA (NonProfit)                                              6.400        11/01/13            25            25,540
     NYS HFA (NonProfit)                                              6.600        11/01/10            25            25,534
     NYS HFA (NonProfit)                                              6.600        11/01/08            20            20,428
     NYS HFA (NonProfit)                                              6.600        11/01/13            20            20,623
     NYS HFA (Phillips Village)                                       7.750        08/15/17         5,000         5,587,900
     NYS HFA (Service Contract)                                       5.500        03/15/25         5,525         5,558,703
     NYS HFA (Service Contract)                                       5.500        09/15/22         5,600         5,654,096
     NYS HFA (Service Contract)                                       6.125        03/15/20            25            26,434
     NYS HFA (Shorehill Hsg.)                                         7.500        05/01/08         1,210         1,224,641
     NYS HFA, Series A                                                6.125        11/01/20         1,385         1,472,629
     Pilgrim Village HDC                                              6.800        02/01/21         1,105         1,147,078
     Portchester CDC (Southport)                                      7.300        08/01/11            60            62,779
     Portchester CDC (Southport)                                      7.375        08/01/22            25            26,139
     Puerto Rico HFC                                                  7.300        10/01/06            10            10,587
     Puerto Rico HFC                                                  7.500        10/01/15           210           222,890
     Puerto Rico HFC                                                  7.500        04/01/22         6,180         6,568,784



ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                               Face Amount
     Description                                                      Coupon       Maturity   (000) Omitted    Market Value
---------------------------------------------------------------------------------------------------------------------------
     Rensselaer Hsg. Authority (Renwyck)                              7.650 %      01/01/11      $    25       $    27,318
     Riverhead HDC                                                    8.250        08/01/10           45            46,649
     Rochester Hsg. Authority (Crossroads)                            7.700        01/01/17       20,890        22,843,424
     Schenectady IDA (ASSC)                                           6.400        05/01/14          500           536,900
     Schenectady IDA (ASSC)                                           6.450        05/01/24        2,655         2,858,028
     Scotia Hsg. Authority (Holyrood House)                           7.000        06/01/09          175           187,061
     Sunnybrook EHC                                                  11.250        12/01/14        2,990         3,172,988
     Syracuse IDA (James Square)                                      0.000        08/01/25       45,155        10,958,215
     Tonawanda Senior Citizens Hsg.                                   7.875        02/01/11          525           543,632
     Tupper Lake HDC                                                  8.125        10/01/10           75            75,623
     Union Elderly Hsg.                                              10.000        04/01/13        2,140         2,219,608
     Utica Senior Citizen Hsg.                                        0.000        07/01/02           25            16,405
     Utica Senior Citizen Hsg.                                        0.000        07/01/26        3,410           441,288
     V. I. HFA                                                        8.100        12/01/18           25            26,450
     Watervliet Elderly Hsg. Corp.                                    8.000        11/15/07          100           101,859
     Watervliet Elderly Hsg. Corp.                                    8.000        11/15/03          100           101,859
     Watervliet Elderly Hsg. Corp.                                    8.000        11/15/08          100           101,859
     Watervliet Elderly Hsg. Corp.                                    8.000        11/15/05           95            96,766
     Watervliet Elderly Hsg. Corp.                                    8.000        11/15/06          100           101,859
     Watervliet Elderly Hsg. Corp.                                    8.000        11/15/09          100           101,859
     Watervliet Elderly Hsg. Corp.                                    8.000        11/15/04           95            96,766
--------------------------------------------------------------------------------------------------------------------------
Resource Recovery (market value $328,922,593) - 10.7%
     Dutchess Res Rec (Solid Waste)                                   6.800        01/01/10        1,700         1,822,162
     Dutchess Res Rec (Solid Waste)                                   7.000        01/01/10        1,805         1,954,436
     Islip Res Rec                                                    6.500        07/01/09        2,000         2,279,520
     NYS Environ. (Huntington Res Rec)                                7.500        10/01/12       58,860        62,754,178
     NYS Environ. (Occidental Petroleum)                              5.700        09/01/28        6,015         6,102,819
     NYS Environ. (Occidental Petroleum)                              6.100        11/01/30        9,000         9,427,410
     Onondaga Res Rec                                                 6.875        05/01/06       27,850        29,810,919
     Onondaga Res Rec                                                 7.000        05/01/15       67,435        72,885,097
     Suffolk IDA (Huntington Res Rec)                                 5.550(w)     10/01/04        8,545         8,848,689
     Suffolk IDA (Huntington Res Rec)                                 5.650(w)     10/01/05        9,180         9,587,225
     Suffolk IDA (Huntington Res Rec)                                 5.750(w)     10/01/06        9,875        10,366,084
     Suffolk IDA (Huntington Res Rec)                                 5.800(w)     10/01/07       10,615        11,161,673
     Suffolk IDA (Huntington Res Rec)                                 5.850(w)     10/01/08       11,410        12,056,262
     Suffolk IDA (Huntington Res Rec)                                 5.950(w)     10/01/09       12,265        13,007,033
     Suffolk IDA (Huntington Res Rec)                                 6.000(w)     10/01/10       13,190        14,046,559
     Suffolk IDA (Huntington Res Rec)                                 6.150(w)     10/01/11       14,170        15,269,025
     Suffolk IDA (Huntington Res Rec)                                 6.250(w)     10/01/12       17,155        18,635,477
     Ulster County Res Rec                                            6.000        03/01/14        2,250         2,339,303
     Warren/Washington IDA (Res Rec)                                  8.000        12/15/12        8,730         8,802,372
     Warren/Washington IDA (Res Rec)                                  8.200        12/15/10        8,965         9,101,447
     Warren/Washington IDA (Res Rec)                                  8.200        12/15/10        8,535         8,664,903
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (market value $288,748,259) - 9.4%
     American Samoa Power Authority                                   6.800        09/01/00          400           422,432
     American Samoa Power Authority                                   6.850        09/01/01          400           429,460
     American Samoa Power Authority                                   6.900        09/01/02          400           436,284
     American Samoa Power Authority                                   6.950        09/01/03          500           552,480
     American Samoa Power Authority                                   7.000        09/01/04          500           558,455
     American Samoa Power Authority                                   7.100        09/01/01          800           865,472
     American Samoa Power Authority                                   7.200        09/01/02          800           882,232
     Guam Power Authority                                             6.300        10/01/22           10            10,520
     Guam Power Authority                                             6.625        10/01/14          450           493,241
     Guam Power Authority                                             6.750        10/01/24        4,780         5,244,234
     NYC IDA (Brooklyn Navy Yard)                                     5.650        10/01/28       11,490        11,642,243
     NYC IDA (Brooklyn Navy Yard)                                     5.750        10/01/36       30,350        30,802,215
     NYS ERDA (Con Ed)                                                6.375        12/01/27          290           312,075
     NYS ERDA (Con Ed)                                                6.375        12/01/27       11,000        11,616,000
     NYS ERDA (Con Ed)                                                6.750        01/15/27        4,290         4,591,115
     NYS ERDA (Con Ed)                                                6.750        01/15/27        6,115         6,535,223
     NYS ERDA (Con Ed)                                                7.125        03/15/22        1,405         1,436,430
     NYS ERDA (Con Ed)                                                7.125        03/15/22        3,250         3,322,833
     NYS ERDA (Con Ed)                                                7.250        11/01/24       16,365        16,925,338
     NYS ERDA (Con Ed)                                                7.375        07/01/24           25            25,645
     NYS ERDA (Con Ed)                                                7.375        07/01/24       27,850        28,561,289
     NYS ERDA (Con Ed)                                                7.500        01/01/26        7,190         7,662,527



ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                               Face Amount
     Description                                                      Coupon       Maturity   (000) Omitted    Market Value
---------------------------------------------------------------------------------------------------------------------------
     NYS ERDA (Con Ed)                                                7.500 %      07/01/25     $   2,740      $ 2,889,303
     NYS ERDA (Con Ed)                                                7.500        01/01/26         4,000        4,266,840
     NYS ERDA (LILCO)                                                 6.900        08/01/22            55           59,995
     NYS ERDA (LILCO)                                                 6.900        08/01/22           275          299,973
     NYS ERDA (LILCO)                                                 7.150        06/01/20        15,750       17,217,428
     NYS ERDA (LILCO)                                                 7.150        09/01/19        16,580       18,104,034
     NYS ERDA (LILCO)                                                 7.150        12/01/20        12,305       13,451,457
     NYS ERDA (LILCO)                                                 7.150        09/01/19        14,940       16,331,960
     NYS ERDA (LILCO)                                                 7.150        02/01/22        15,295       16,720,035
     NYS ERDA (LILCO)                                                 7.150        02/01/22        11,630       12,713,567
     NYS ERDA (NIMO)                                                  8.875        11/01/25        18,500       18,931,050
     NYS ERDA (NYSEG)                                                 5.700        12/01/28           400          413,348
     NYS ERDA (NYSEG)                                                 5.950        12/01/27            30           32,005
     NYS ERDA (RG&E)                                                  5.950(w)     09/01/33        12,500       13,133,750
     NYS ERDA (RG&E)                                                  8.375        12/01/28           120          126,682
     NYS Power Authority                                              6.000        01/01/18           670          670,951
     NYS Power Authority                                              6.750        01/01/18            10           10,888
     Puerto Rico Electric LEVRRS                                      7.978(f)     07/01/23        17,800       20,047,250
--------------------------------------------------------------------------------------------------------------------------
Single-Family Housing (market value $232,389,935) - 7.6%
     NYS (SONYMA) Mortgage, 1st Series                                0.000       10/01/1998           95           89,388
     NYS (SONYMA) Mortgage, 1st Series                                0.000        10/01/14            30            6,335
     NYS (SONYMA) Mortgage, 2nd Series                                0.000        10/01/14        10,880        2,255,315
     NYS (SONYMA) Mortgage, 6th Series                                9.375        04/01/10           830          860,859
     NYS (SONYMA) Mortgage, 7th Series GAINS                          0.000(c)     10/01/14         1,255        1,259,229
     NYS (SONYMA) Mortgage, 8th Series A                              6.875        04/01/17           315          318,802
     NYS (SONYMA) Mortgage, 8th Series D                              8.200        10/01/06           100          102,062
     NYS (SONYMA) Mortgage, 8th Series E                              8.100        10/01/17            80           81,965
     NYS (SONYMA) Mortgage, 8th Series F                              8.000        10/01/17            15           15,180
     NYS (SONYMA) Mortgage, 9th Series A                              7.300        04/01/17           310          313,658
     NYS (SONYMA) Mortgage, 9th Series E                              8.375        04/01/18             5            5,110
     NYS (SONYMA) Mortgage, Series 12 CAB                             8.250        04/01/17           790          809,869
     NYS (SONYMA) Mortgage, Series 2                                  0.000        10/01/14           220           45,846
     NYS (SONYMA) Mortgage, Series 27                                 6.450        04/01/04            25           26,702
     NYS (SONYMA) Mortgage, Series 28                                 6.450        10/01/20         7,705        7,983,998
     NYS (SONYMA) Mortgage, Series 28                                 6.650        04/01/22        10,000       10,607,800
     NYS (SONYMA) Mortgage, Series 28                                 7.050        10/01/23         8,810        9,460,178
     NYS (SONYMA) Mortgage, Series 30                                 5.800        10/01/25           500          511,620
     NYS (SONYMA) Mortgage, Series 30-A                               4.375        10/01/23            15           14,751
     NYS (SONYMA) Mortgage, Series 30-B                               6.650        10/01/25        16,005       17,100,702
     NYS (SONYMA) Mortgage, Series 36-A                               6.625        04/01/25        11,500       12,386,995
     NYS (SONYMA) Mortgage, Series 38 RITES (b)                       7.861(f)     04/01/25        13,940       15,142,325
     NYS (SONYMA) Mortgage, Series 40-A                               6.700        04/01/25         7,560        8,172,587
     NYS (SONYMA) Mortgage, Series 40-B                               6.400        10/01/12            35           37,610
     NYS (SONYMA) Mortgage, Series 40-B                               6.600        04/01/25         5,795        6,240,520
     NYS (SONYMA) Mortgage, Series 42                                 6.650        04/01/26           100          108,606
     NYS (SONYMA) Mortgage, Series 42                                 6.650        04/01/26        13,605       14,696,257
     NYS (SONYMA) Mortgage, Series 44                                 7.500        04/01/26        11,990       13,123,535
     NYS (SONYMA) Mortgage, Series 46                                 6.500        04/01/13           100          108,498
     NYS (SONYMA) Mortgage, Series 46                                 6.600        10/01/19            65           70,501
     NYS (SONYMA) Mortgage, Series 46                                 6.650        10/01/25        24,565       26,639,514
     NYS (SONYMA) Mortgage, Series 48                                 6.100        04/01/25           140          146,782
     NYS (SONYMA) Mortgage, Series 50                                 6.625        04/01/25         7,470        8,113,914
     NYS (SONYMA) Mortgage, Series 52                                 6.100        04/01/26           895          946,489
     NYS (SONYMA) Mortgage, Series 54                                 6.200        10/01/26            25           26,455
     NYS (SONYMA) Mortgage, Series 58                                 6.400        04/01/27         6,200        6,673,804
     NYS (SONYMA) Mortgage, Series 60                                 6.000        10/01/22           120          126,016
     NYS (SONYMA) Mortgage, Series 60                                 6.050        04/01/26           200          210,000
     NYS (SONYMA) Mortgage, Series 63                                 6.125        04/01/27         9,750       10,305,458
     NYS (SONYMA) Mortgage, Series 65                                 5.850        10/01/28        10,205       10,594,627
     NYS (SONYMA) Mortgage, Series 67                                 5.700        10/01/17         3,000        3,082,140
     NYS (SONYMA) Mortgage, Series 67                                 5.800        10/01/28        11,665       12,064,060
     NYS (SONYMA) Mortgage, Series BB-2                               7.950        10/01/15         1,845        1,914,188
     NYS (SONYMA) Mortgage, Series EE-1                               8.000        10/01/10            40           40,547
     NYS (SONYMA) Mortgage, Series EE-2                               7.450        10/01/10            95           99,852
     NYS (SONYMA) Mortgage, Series EE-2                               7.500        04/01/16            40           42,075
     NYS (SONYMA) Mortgage, Series EE-3                               7.700        10/01/10           265          281,491




ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                               Face Amount
     Description                                                      Coupon       Maturity   (000) Omitted    Market Value
---------------------------------------------------------------------------------------------------------------------------
     NYS (SONYMA) Mortgage, Series EE-3                               7.750 %      04/01/16      $     15       $    15,950
     NYS (SONYMA) Mortgage, Series EE-4                               7.750        10/01/10            95           101,008
     NYS (SONYMA) Mortgage, Series HH-2                               7.700        10/01/09           395           411,827
     NYS (SONYMA) Mortgage, Series HH-2                               7.850        04/01/22            40            41,866
     NYS (SONYMA) Mortgage, Series HH-3                               7.875        10/01/09           270           285,649
     NYS (SONYMA) Mortgage, Series HH-3                               7.950        04/01/22           515           543,758
     NYS (SONYMA) Mortgage, Series HH-4                               8.050        04/01/22            65            69,070
     NYS (SONYMA) Mortgage, Series II                                 0.000        10/01/07           100            48,844
     NYS (SONYMA) Mortgage, Series II                                 0.000        04/01/08           170            79,813
     NYS (SONYMA) Mortgage, Series II                                 0.000        10/01/09           180            74,462
     NYS (SONYMA) Mortgage, Series II                                 0.000        10/01/08           120            54,185
     NYS (SONYMA) Mortgage, Series II                                 0.000        04/01/05           100            59,599
     NYS (SONYMA) Mortgage, Series II                                 0.000        04/01/06            90            49,611
     NYS (SONYMA) Mortgage, Series JJ                                 7.500        10/01/17           455           480,949
     NYS (SONYMA) Mortgage, Series KK                                 7.650        04/01/19            95            99,429
     NYS (SONYMA) Mortgage, Series KK                                 7.800        10/01/20           285           299,717
     NYS (SONYMA) Mortgage, Series MM-1                               7.500        04/01/13           290           304,486
     NYS (SONYMA) Mortgage, Series MM-1                               7.750        10/01/05            25            26,186
     NYS (SONYMA) Mortgage, Series MM-1                               7.950        10/01/21            30            32,480
     NYS (SONYMA) Mortgage, Series MM-2                               7.700        04/01/13         3,105         3,164,274
     NYS (SONYMA) Mortgage, Series MM-2                               7.700        04/01/05           100           104,460
     NYS (SONYMA) Mortgage, Series NN                                 7.550        10/01/17            60            63,494
     NYS (SONYMA) Mortgage, Series OO                                 7.900        10/01/11             5             5,199
     NYS (SONYMA) Mortgage, Series QQ                                 7.700        10/01/12            25            26,317
     NYS (SONYMA) Mortgage, Series RR                                 7.700        10/01/10           105           111,784
     NYS (SONYMA) Mortgage, Series RR                                 7.750        10/01/17            80            85,059
     NYS (SONYMA) Mortgage, Series SS                                 7.500        10/01/19            85            87,617
     NYS (SONYMA) Mortgage, Series TT                                 6.950        10/01/02             5             5,292
     NYS (SONYMA) Mortgage, Series UU                                 7.150        10/01/22           105           110,142
     NYS (SONYMA) Mortgage, Series UU                                 7.750        10/01/23         2,760         2,937,440
     NYS (SONYMA) Mortgage, Series VV                                 0.000        10/01/23       115,222        17,519,505
     NYS (SONYMA) Mortgage, Series VV                                 7.375        10/01/11           195           209,709
     Puerto Rico HFA                                                  0.000        08/01/26         8,690         1,249,274
     Puerto Rico HFA                                                  6.250        04/01/29           100           105,742
     Puerto Rico HFA                                                  7.650        10/15/22            80            85,371
     V. I. HFA                                                        6.450        03/01/16           165           176,152
---------------------------------------------------------------------------------------------------------------------------
Marine/Aviation Facilities (market value $165,347,465) - 5.4%
     Albany IDA (Port of Albany)                                      7.250        02/01/24         1,395         1,526,186
     Guam Airport                                                     6.600        10/01/10         5,375         5,891,914
     Guam Airport                                                     6.700        10/01/23        60,730        66,391,251
     Monroe County Airport                                            7.250        01/01/19            20            21,423
     NYC IDA (American Airlines)                                      6.900        08/01/24        16,685        18,780,135
     NYC IDA (American Airlines)                                      7.750        07/01/19         1,795         1,884,768
     NYC IDA (American Airlines)                                      8.000        07/01/20         7,110         7,482,777
     NYC IDA (Japan Airlines)                                         6.000        11/01/15         3,395         3,656,517
     NYC IDA (Terminal One Group Assoc.)                              6.000        01/01/19        15,050        15,799,641
     NYC IDA (Terminal One Group Assoc.)                              6.125        01/01/24         6,715         7,103,799
     Port Authority NY/NJ (KIAC)                                      6.750        10/01/19           150           166,395
     Port Authority NY/NJ (US Air)                                    9.000        12/01/10           520           587,881
     Port Authority NY/NJ (US Air)                                    9.000        12/01/06         7,255         8,202,068
     Port Authority NY/NJ (US Air)                                    9.125        12/01/15        22,335        25,307,342
     Port Authority NY/NJ, 51st Series                                7.000        12/01/14            40            41,107
     Port Authority NY/NJ, 68th Series                                7.250        02/15/25           105           111,818
     Port Authority NY/NJ, 68th Series                                7.250        02/15/25           225           239,657
     Port Authority NY/NJ, 69th Series                                7.125        06/01/25            55            59,168
     Port Authority NY/NJ, 70th Series                                7.250        08/01/25            75            80,756
     Port Authority NY/NJ, 70th Series                                7.250        08/01/25            15            16,144
     Port Authority NY/NJ, 71st Series                                6.500        01/15/26            40            42,644
     Port Authority NY/NJ, 73rd Series                                6.750        04/15/26            35            37,704
     Port Authority NY/NJ, 73rd Series                                6.750        04/15/26             5             5,374
     Port Authority NY/NJ, 74th Series                                6.750        08/01/26            15            16,305
     Port Authority NY/NJ, 76th Series                                6.500        11/01/26            60            64,661
     Puerto Rico Port Authority                                       7.300        07/01/07            25            25,040
     V. I. Port Authority (CEK Airport)                               8.100        10/01/05         1,670         1,738,620
     Westchester IDA (Westchester Airport)                            5.950        08/01/24            65            66,370



ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                               Face Amount
     Description                                                      Coupon       Maturity   (000) Omitted    Market Value
---------------------------------------------------------------------------------------------------------------------------
NonProfit Organization (market value $116,526,987) - 3.8%
     Albany IDA (Albany Rehab.)                                       8.375 %      06/01/23     $  1,025       $ 1,129,694
     Blauvelt Volunteer Fire Company                                  6.250        10/15/17        1,065         1,079,686
     Columbia IDA (Berkshire Farms)                                   6.900        12/15/04          685           739,047
     Columbia IDA (Berkshire Farms)                                   7.500        12/15/14        1,855         2,062,556
     Geneva IDA (FLCP)                                                8.250        11/01/04          700           761,229
     Monroe IDA (Al Sigl Center)                                      6.600        12/15/17        4,260         4,531,490
     Monroe IDA (Al Sigl Center)                                      7.250        12/15/15        1,590         1,735,596
     Monroe IDA (DePaul CF)                                           6.450        02/01/14          880           973,755
     Monroe IDA (DePaul CF)                                           6.500        02/01/24        1,285         1,410,095
     Monroe IDA (DePaul Properties)                                   8.300        09/01/02          405           438,963
     Monroe IDA (DePaul Properties)                                   8.800        09/01/21        4,605         5,010,240
     Montgomery IDA (New Dimensions in Living)                        8.900        05/01/16        1,055         1,153,875
     NYC IDA (Blood Center)                                           7.200        05/01/12(p)       500           576,670
     NYC IDA (Blood Center)                                           7.250        05/01/22(p)     3,000         3,468,240
     NYC IDA (CCM)                                                    7.875        12/01/16        1,770         1,973,851
     NYC IDA (CCM)                                                    8.000        12/01/11        1,980         2,184,059
     NYC IDA (EPG)                                                    7.500        07/30/03       10,255        11,328,801
     NYC IDA (Fund for NYC Project)                                   7.625        07/01/10        1,000         1,068,850
     NYC IDA (Graphic Artists)                                        8.250        12/30/23        1,265         1,367,022
     NYC IDA (JBFS)                                                   6.750        12/15/12        6,040         6,479,712
     NYC IDA (Lighthouse)                                             6.500        07/01/22        1,000         1,076,010
     NYC IDA (NY Hostel Co.)                                          6.750        01/01/04        1,040         1,076,338
     NYC IDA (NY Hostel Co.)                                          7.600        01/01/17        4,400         4,627,436
     NYC IDA (OHEL)                                                   8.250        03/15/23        3,435         3,774,378
     NYC IDA (PRFFP)                                                  7.000        10/01/16          815           889,075
     NYC IDA (Psycho Therapy)                                         9.625        04/01/10          730           789,196
     NYC IDA (St. Christoper Ottilie)                                 7.500        07/01/21        4,140         4,528,166
     NYS Dorm (Teresian House)                                        5.250        07/01/17        3,500         3,470,495
     Rochester Museum & Science Center                                6.125        12/01/15        6,790         6,898,708
     Suffolk IDA (Community Program Ctr. of L.I.)                     7.250        11/01/07          425           429,488
     Suffolk IDA (Community Program Ctr. of L.I.)                     8.250        11/01/22        1,825         1,847,575
     UCP Chemung County                                               6.600        08/01/22        1,000         1,115,940
     United Nations Dev. Corp., Series B                              5.600        07/01/26       21,590        21,657,577
     United Nations Dev. Corp., Series C                              5.600        07/01/26       12,450        12,492,579
     Westchester IDA (JBFS)                                           6.750        12/15/12        2,220         2,380,595
---------------------------------------------------------------------------------------------------------------------------
Lease Rental (market value $112,125,629) - 3.7%
     Albany IDA (Upper Hudson Library)                                8.750        05/01/22          940         1,015,181
     Albany IDA (Upper Hudson Library)                                8.750        05/01/07          230           241,636
     Albany Parking Authority                                         0.000        11/01/17        1,770           635,731
     Amherst IDA (Amherst Rink)                                       5.650        10/01/22        2,000         2,034,180
     Babylon IDA (WWH Ambulance)                                      7.375        09/15/08        1,330         1,473,002
     Capital District Youth Center                                    6.000        02/01/17          600           636,384
     Carnegie Redevelopment Corp.                                     7.000        09/01/21          500           548,065
     Clifton Park COP (Clifton Commons)                               8.500        08/01/08            5             6,644
     Monroe COP                                                       8.050        01/01/11          460           493,014
     North Babylon Volunteer Fire Company                             5.750        08/01/22          715           748,255
     NYS COP (BOCES) (b)                                              7.875        10/01/00          875           911,628
     NYS COP (Hanson Redevelopment)                                   8.250        11/01/01          250           265,468
     NYS Dorm (Suffolk-Judicial)                                      9.500        04/15/14       31,750        37,071,935
     NYS LGSC (SCSB)                                                  7.375        12/15/16          810           882,017
     NYS UDC                                                          0.000        01/01/08(p)       900           552,465
     NYS UDC                                                          0.000        01/01/11           80            38,602
     NYS UDC                                                          0.000        01/01/11       98,200        47,383,464
     NYS UDC                                                          0.000        01/01/03           15            12,155
     NYS UDC                                                          5.500        01/01/25        1,000         1,027,860
     NYS UDC                                                          7.500        01/01/18(p)     2,000         2,231,260
     Puerto Rico Public Bldgs. Authority Indexed Flt.                 5.760 (c)(f) 07/01/16        7,000         7,208,180
     Puerto Rico/Family Department Municipal Lease (b)               12.725        08/12/03        3,549         4,173,975
     Schroon Lake Fire District (b)                                   7.250        03/01/09          552           583,944
     Vigilant EHL  (Thomatson)                                        7.500        11/01/12          950         1,028,518
     Yonkers Parking Authority                                        7.750        12/01/04          860           922,066
--------------------------------------------------------------------------------------------------------------------------------
Adult Living Facilities (market value $96,850,021) - 3.2%
     Batavia Hsg. Authority (Trocaire Place)                          8.750        04/01/25        3,850         4,411,600
     Middleton IDA (Southwinds)                                       8.375        03/01/18        3,740         4,128,025
     Monroe IDA (Jewish Home)                                         6.875        04/01/27        4,945         5,159,316



ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                               Face Amount
     Description                                                      Coupon       Maturity   (000) Omitted    Market Value
---------------------------------------------------------------------------------------------------------------------------
     Monroe IDA (Jewish Home)                                         6.875 %      04/01/17     $ 1,000       $ 1,051,310
     Orange IDA (Glen Arden)                                          8.250        01/01/02      18,025        18,417,945
     Orange IDA (Glen Arden)                                          8.875        01/01/25      23,985        27,645,351
     Syracuse Hsg. Authority (Seneca Heights)                         7.500        12/01/07       1,990         2,029,143
     Syracuse Hsg. Authority (Seneca Heights)                         8.500        12/01/17       4,720         4,820,536
     Syracuse Hsg. Authority, Series A                                5.800        08/01/37       9,590         9,987,313
     Syracuse Hsg. Authority, Series B                                7.500        08/01/10         625           637,381
     Tompkins IDA (Ithacare Center)                                   6.200        02/01/37       3,750         4,075,875
     Tompkins IDA (Kendall at Ithaca)                                 7.875        06/01/15       2,790         3,026,006
     Tompkins IDA (Kendall at Ithaca)                                 7.875        06/01/24       5,465         5,927,284
     Union Hsg. Authority (Methodist Homes)                           7.625        11/01/16       2,470         2,731,771
     Union Hsg. Authority (Methodist Homes)                           8.050       04/01/1999        105           108,767
     Union Hsg. Authority (Methodist Homes)                           8.150        04/01/00         110           116,393
     Union Hsg. Authority (Methodist Homes)                           8.250        04/01/01         120           130,020
     Union Hsg. Authority (Methodist Homes)                           8.350        04/01/02         150           166,223
     Union Hsg. Authority (Methodist Homes)                           8.500        04/01/12       2,010         2,279,762
--------------------------------------------------------------------------------------------------------------------------
Water Utilities (market value $92,695,963) - 3.0%
     Erie County Water Revenue, 4th Series                            0.000        12/01/17      16,565         3,984,876
     NYC Municipal Water Finance Authority IRS                        6.419 (f)    06/15/13      12,500        12,921,875
     NYC Municipal Water Finance Authority IVRC (b)                   7.560 (f)    06/15/17      30,000        34,050,000
     NYC Municipal Water Finance Authority LEVRRS                     6.915 (f)    06/15/19      10,000        10,725,000
     NYS Environ. (Consolidated Water)                                7.150        11/01/14       1,840         2,023,798
     NYS Environ. (NYS Water Services)                                8.375        01/15/20       7,500         8,181,675
     Suffolk IDA (Ocean Park Water)                                   7.500        11/01/22         715           786,193
     V. I. Water & Power Authority                                    7.400        07/01/11       6,215         6,816,239
     V. I. Water & Power Authority                                    7.600        01/01/12       6,850         7,702,003
     V. I. Water & Power Authority                                    8.500        01/01/10       5,200         5,504,304
--------------------------------------------------------------------------------------------------------------------------
Manufacturing, Non-Durable Goods (market value $87,123,683) - 2.8%
     Babylon IDA (JFB & Sons Lithographers)                           7.625        12/01/06       1,100         1,146,167
     Babylon IDA (JFB & Sons Lithographers)                           8.625        12/01/16       2,570         2,696,984
     Cattaraugus IDA (Cherry Creek)                                   9.800        09/01/10       1,910         2,122,010
     Herkimer IDA (Burrows Paper)                                     7.250        01/01/01       1,465         1,496,117
     Herkimer IDA (Burrows Paper)                                     8.000        01/01/09       2,440         2,548,116
     Middleton IDA (Fleurchem)                                        8.000        12/01/16         905         1,001,075
     Monroe IDA (Cohber)                                              7.550        12/01/01          10            10,275
     Monroe IDA (Cohber)                                              7.650        12/01/02          10            10,348
     Monroe IDA (Cohber)                                              7.700        12/01/03          10            10,357
     Monroe IDA (Cohber)                                              7.850        12/01/09         170           177,164
     Nassau IDA (RJS Scientific)                                      8.050        12/01/05         305           334,860
     Nassau IDA (RJS Scientific)                                      9.050        12/01/25       2,700         3,088,044
     Nassau IDA (Sharp International)                                 7.375        12/01/07       3,070         3,222,579
     Nassau IDA (Sharp International)                                 7.375        12/01/07       1,950         2,047,929
     Nassau IDA (Sharp International)                                 7.875        12/01/12       2,610         2,758,222
     Nassau IDA (Sharp International)                                 7.875        12/01/12       1,650         1,744,248
     Newburgh IDA (ARMA Textile Printers)                             7.125        11/01/07       2,310         2,374,495
     Newburgh IDA (ARMA Textile Printers)                             8.000        11/01/17       4,880         5,047,433
     NYC IDA (Allied Metal)                                           6.375        12/01/14         870           874,724
     NYC IDA (Allied Metal)                                           7.125        12/01/27       1,740         1,749,013
     NYC IDA (Amplaco Group)                                          7.250        11/01/08       1,255         1,288,182
     NYC IDA (Amplaco Group)                                          8.125        11/01/18       2,645         2,744,822
     NYC IDA (Amster Novelty)                                         8.000        12/01/10         530           534,913
     NYC IDA (Amster Novelty)                                         8.375        12/01/15         790           797,142
     NYC IDA (Atlantic Veal & Lamb)                                   8.375        12/01/16       1,160         1,220,100
     NYC IDA (Display Creations)                                      9.250        06/01/08       1,900         1,930,761
     NYC IDA (Gutmann Plastics)                                       7.750        12/01/07         905           942,087
     NYC IDA (House of Spices)                                        9.000        10/15/01         410           448,925
     NYC IDA (House of Spices)                                        9.250        10/15/11       2,140         2,372,768
     NYC IDA (Novelty Cord & Tassel)                                  8.663 (v)    12/01/06         580           579,583
     NYC IDA (Paradise Products)                                      7.125        11/01/07       1,125         1,139,063
     NYC IDA (Paradise Products)                                      8.250        11/01/22       4,475         4,537,740
     NYC IDA (Pop Display)                                            6.750        12/15/04       1,035         1,081,741
     NYC IDA (Pop Display)                                            7.900        12/15/14       2,645         2,900,613
     NYC IDA (Promotional Slideguide)                                 7.500        12/01/10         710           750,988
     NYC IDA (Promotional Slideguide)                                 7.875        12/01/15       1,065         1,148,571
     NYC IDA (Sequins International)                                  8.500        04/30/00         315           335,053
     NYC IDA (Sequins International)                                  8.950        01/30/16       4,555         5,098,184



ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                               Face Amount
     Description                                                      Coupon       Maturity   (000) Omitted    Market Value
---------------------------------------------------------------------------------------------------------------------------
     NYC IDA (Streamline Plastics)                                    7.750 %      12/01/15      $   585       $   626,763
     NYC IDA (Streamline Plastics)                                    8.125        12/01/25        1,275         1,386,346
     NYC IDA (Ultimate Display)                                       8.750        10/15/00          240           255,811
     NYC IDA (Ultimate Display)                                       9.000        10/15/11        1,910         2,105,221
     NYC IDA (Van Blarcom Closures)                                   7.125        11/01/07        1,380         1,409,435
     NYC IDA (Van Blarcom Closures)                                   8.000        11/01/17        2,965         3,040,667
     NYC IDA (Visy Paper)                                             7.950        01/01/28        8,000         9,241,120
     Putnam IDA (Brewster Plastics)                                   8.500        12/01/16        1,990         2,137,121
     Ulster IDA (Brooklyn Bottling)                                   7.800        06/30/02          525           552,557
     Ulster IDA (Brooklyn Bottling)                                   8.600        06/30/22        1,915         2,057,246
---------------------------------------------------------------------------------------------------------------------------
Highways/Railways (market value $86,852,116) - 2.8%
     MTA IVRC (b)                                                     6.313 (f)    07/01/11       10,000        10,975,000
     MTA Service Contract, Series R                                   5.500 (w)    07/01/13          815           820,738
     MTA Service Contract, Series R                                   5.500 (w)    07/01/17        4,360         4,351,280
     MTA Service Contract, Series R                                   5.500 (w)    07/01/12        1,270         1,284,719
     MTA Service Contract, Series R                                   5.500 (w)    07/01/17        3,320         3,313,360
     MTA Service Contract, Series R                                   5.500 (w)    07/01/12        1,000         1,011,590
     MTA Service Contract, Series R                                   5.500 (w)    07/01/14        2,500         2,506,275
     MTA YCR (b)                                                      6.155 (f)    07/01/13        9,400         9,881,750
     MTA YCR (b)                                                      6.155 (f)    07/01/22        3,000         3,071,250
     MTA, Series C1                                                   5.500        07/01/22        9,690         9,755,698
     MTA, Series C1                                                   5.625        07/01/27       13,480        13,760,519
     NYS Thruway                                                      0.000        01/01/04        2,000         1,513,480
     NYS Thruway                                                      0.000        01/01/05          260           186,797
     NYS Thruway                                                      0.000        01/01/03        1,000           794,660
     NYS Thruway Inflos                                               4.695 (f)    01/01/24       25,000        23,625,000
---------------------------------------------------------------------------------------------------------------------------
Higher Education (market value $76,164,648) - 2.5%
     Allegany IDA (Alfred University)                                 7.500        09/01/11       10,070        11,098,751
     Brookhaven IDA (Dowling College)                                 6.750        03/01/23        6,965         7,496,638
     Cattaraugus IDA (St. Bonaventure University)                     8.300        12/01/10        8,465         9,328,345
     Dutchess IDA (Bard College)                                      7.000        11/01/17        3,500         3,915,415
     Erie IDA (Medaille College)                                      8.000        12/30/22        3,230         3,567,018
     Monroe IDA (Roberts Wesleyan College)                            6.700        09/01/11        2,625         2,734,883
     New Rochelle IDA (CNR)                                           6.750        07/01/22        3,000         3,237,090
     NYC IDA (CNR)                                                    5.800        09/01/26        1,500         1,548,690
     NYC IDA (MMC)                                                    7.000        07/01/23        3,500         3,765,370
     NYS Dorm (City University)                                       5.375        07/01/24        5,650         5,622,315
     NYS Dorm (Court Facility)                                        5.375        05/15/16           25            25,066
     NYS Dorm (NY Medical College)                                    6.875        07/01/21           25            27,578
     NYS Dorm (State University)                                      0.000        05/15/07           50            32,410
     NYS Dorm (State University)                                      6.000        05/15/17 (p)        5             5,220
     NYS Dorm (State University)                                      6.000        05/15/17           20            20,459
     NYS Dorm (State University)                                      6.000        05/01/22           50            53,207
     NYS Dorm (State University)                                      7.000        05/15/16          225           242,561
     NYS Dorm (St. Thomas Aquinas College)                            6.250        07/01/14           75            81,717
     Puerto Rico ITEME (Polytech University)                          5.700        08/01/13            5             5,095
     Rockland IDA (DC)                                                8.000        03/01/13        2,090         2,306,616
     Suffolk IDA (Dowling College)                                    6.625        06/01/24        2,000         2,108,540
     Suffolk IDA (Dowling College)                                    6.700        12/01/20        2,870         3,076,583
     Suffolk IDA (Dowling College)                                    8.250        12/01/20 (p)      950         1,074,175
     University of V. I.                                              7.250        10/01/04        1,205         1,301,304
     University of V. I.                                              7.700        10/01/19        3,570         4,076,547
     University of V. I.                                              7.750        10/01/24        5,175         5,907,935
     Yates IDA (Keuka College)                                        8.750        08/01/15        1,915         2,273,814
     Yates IDA (Keuka College)                                        9.000        08/01/11        1,095         1,231,306
---------------------------------------------------------------------------------------------------------------------------
Education (market value $64,142,703) - 2.1%
     Brookhaven IDA (Interdisciplinary School)                        8.500        12/01/04          535           585,493
     Brookhaven IDA (Interdisciplinary School)                        9.500        12/01/19        3,220         3,631,161
     Columbia IDA (ARC)                                               7.750        06/01/05          660           724,779
     Columbia IDA (ARC)                                               8.650        06/01/18        2,650         2,979,528
     Islip IDA (Leeway School)                                        9.000        08/01/21          960         1,063,142
     Nassau IDA (ACLDD)                                               8.125        10/01/22        2,725         2,996,764
     NYC IDA (BHMS)                                                   8.400        09/01/02          200           202,552
     NYC IDA (BHMS)                                                   8.500        01/01/27        3,075         3,219,771
     NYC IDA (BHMS)                                                   8.900        09/01/11          660           712,041
     NYC IDA (BHMS)                                                   9.200        09/01/21        1,690         1,860,166



ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                               Face Amount
     Description                                                      Coupon       Maturity   (000) Omitted    Market Value
---------------------------------------------------------------------------------------------------------------------------
     NYC IDA (Eden II School)                                         7.750%       06/01/04      $   405       $   433,261
     NYC IDA (Eden II School)                                         8.750        06/01/19        2,505         2,741,547
     NYC IDA (Friends Seminary School)                                7.000        12/01/17        3,705         3,923,817
     NYC IDA (Hebrew Academy)                                        10.000        03/01/21        2,290         2,525,595
     NYC IDA (Herbert G. Birch Childhood Project)                     7.375        02/01/09          780           817,924
     NYC IDA (Herbert G. Birch Childhood Project)                     8.375        02/01/22        2,195         2,304,487
     NYC IDA (St. Bernard's School)                                   7.000        12/01/21        5,115         5,505,888
     NYC IDA (Summit School)                                          7.250        12/01/04          170           176,445
     NYC IDA (Summit School)                                          8.250        12/01/24        1,485         1,590,554
     NYC IDA (United Nations School)                                  6.350        12/01/15        1,000         1,057,980
     Orange IDA (Mental Retardation Project)                          7.800        07/01/11          495           594,475
     Saratoga IDA (ARC)                                               8.400        03/01/13        1,395         1,538,001
     Suffolk IDA (Devel. Disabilities)                                7.375        03/01/03          915           957,246
     Suffolk IDA (Devel. Disabilities)                                8.750        03/01/23        9,675        10,976,868
     Wayne IDA (ARC)                                                  7.250        03/01/03          450           471,353
     Wayne IDA (ARC)                                                  8.375        03/01/18        2,925         3,228,469
     Westchester IDA (Clearview School)                               9.375        01/01/21        1,408         1,557,467
     Westchester IDA (JDAM)                                           6.750        04/01/16        1,560         1,674,254
     Yonkers IDA (Westchester School)                                 7.375        12/30/03          395           417,819
     Yonkers IDA (Westchester School)                                 8.750        12/30/23        3,330         3,673,856
---------------------------------------------------------------------------------------------------------------------------
Corporate Backed (market value $54,138,998) - 1.8%
     Albany IDA (Albany Golf)                                         7.500        05/01/12          400           440,916
     Auburn IDA (Wegmans)                                             7.250       12/01/1998          65            65,648
     Brookhaven IDA (Farber)                                          6.375 (v)    12/01/02          870           870,000
     Brookhaven IDA (Farber)                                          6.375 (v)    12/01/04          490           490,000
     Broome IDA (Industrial Park)                                     7.550        12/01/00          190           192,445
     Broome IDA (Industrial Park)                                     7.600        12/01/01          195           197,564
     Dutchess IDA (Merchants Press)                                   7.950 (d)    06/30/02        1,800         1,290,024
     Dutchess IDA (Merchants Press)                                   9.000 (d)    06/30/22        4,590         3,277,811
     Erie IDA (Affordable Hospitality)                                9.250        12/01/15        3,520         3,662,067
     Erie IDA (Air Cargo)                                             8.250        10/01/07        1,370         1,432,910
     Erie IDA (Air Cargo)                                             8.500        10/01/15        2,380         2,532,011
     Fulton IDA (Crossroads Incubator)                                8.500     12/15/1998  (a)      160           162,896
     Hudson IDA (Have, Inc.)                                          8.125        12/01/17          990         1,044,915
     Hudson IDA (Northside)                                           9.000        12/01/09          435           470,061
     Islip IDA (WJL Realty)                                           7.800        03/01/03           50            52,342
     Islip IDA (WJL Realty)                                           7.850        03/01/04          100           103,406
     Islip IDA (WJL Realty)                                           7.900        03/01/05          100           103,525
     Islip IDA (WJL Realty)                                           7.950        03/01/10          500           532,770
     Monroe IDA (Canal Ponds)                                         7.000        06/15/13          900           987,336
     Monroe IDA (Cottrone Devel.)                                     9.500        12/01/10        2,280         2,504,409
     Monroe IDA (De Carolis)                                          7.500        01/30/05          365           365,487
     Monroe IDA (Morrell/Morrell)                                     7.000        12/01/07        2,053         2,151,010
     Monroe IDA (Piano Works)                                         7.625        11/01/16        4,330         4,770,015
     Monroe IDA (West End Business)                                   6.750        12/01/04          125           132,625
     Monroe IDA (West End Business)                                   6.750        12/01/04           70            72,250
     Monroe IDA (West End Business)                                   6.750        12/01/04          520           546,452
     Monroe IDA (West End Business)                                   8.000        12/01/14          170           177,118
     Monroe IDA (West End Business)                                   8.000        12/01/14          515           564,275
     Monroe IDA (West End Business)                                   8.000        12/01/14        1,375         1,506,560
     Monroe IDA (West End Business)                                   8.000        12/01/14          345           378,010
     Niagara IDA (Maryland Maple)                                    10.250        11/15/09        1,000         1,048,200
     Niagara IDA (Sevenson Hotel)                                     6.600        05/01/07        1,900         1,965,132
     NYC IDA (ALA Realty)                                             7.500        12/01/10        1,035         1,111,393
     NYC IDA (ALA Realty)                                             8.375        12/01/15        1,355         1,526,719
     NYC IDA (Gabrielli Truck Sales)                                  8.125        12/01/17        3,280         3,460,269
     NYC IDA (Loehmann's)                                             9.500        12/31/04          845           860,987
     NYC IDA (Petrocelli Electric)                                    7.250        11/01/07        1,785         1,816,077
     NYC IDA (Petrocelli Electric)                                    8.000        11/01/17        3,780         3,858,397
     NYC IDA (Priority Mailers)                                       9.000        03/01/10        1,730         1,891,617
     Suffolk IDA (Rimland Facilities)                                 6.375 (v)    12/01/09        1,670         1,636,600
     Syracuse IDA (Rockwest Center II)                                7.625        12/01/10          980         1,030,441
     Syracuse IDA (Rockwest Center II)                                8.625        12/01/15        1,470         1,625,497
     Syracuse IDA (Rockwest Center I)                                 8.000        06/01/13        1,150         1,230,811

---------------------------------------------------------------------------------------------------------------------------
Manufacturing, Durable Goods (market value $46,794,312) - 1.5%
     Broome IDA (Simulator)                                           8.250        01/01/02          645           659,616

                                       21



ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS - DECEMBER 31, 1997
                                                                                               Face Amount
     Description                                                      Coupon       Maturity   (000) Omitted   Market Value
---------------------------------------------------------------------------------------------------------------------------
     City of Port Jervis (Future Home Tech.)                         10.000%       11/01/08     $   685       $   714,030
     Cortland IDA (Paul Bunyon Products)                              8.000        07/01/00          95            97,497
     Erie IDA (Great Lakes Orthodontic)                              12.099        05/01/00          80            88,034
     Monroe IDA (Brazill Merk)                                        7.900        12/15/14       3,080         3,299,327
     Monroe IDA (Melles Griot)                                        9.500        12/01/09       1,495         1,549,388
     Monroe IDA (RTM Turbine)                                         7.750        12/01/06       3,490         2,798,806
     Monroe IDA (RTM Turbine)                                         8.000        12/01/11       3,060         2,455,497
     Monroe IDA (RTM Turbine)                                         8.500        12/01/16         770           618,033
     Nassau IDA (Structural Industries)                               7.750        02/01/12         500           564,990
     NYC IDA (Koenig Iron Works)                                      8.375        12/01/25       1,675         1,824,326
     NYC IDA (Penguin Air Conditioning)                              12.222       12/01/1999        108           113,132
     Oneida IDA (MCC)                                                 8.000        11/01/08       1,265         1,287,593
     Oneida IDA (MCC)                                                 8.750        11/01/18       2,825         2,875,200
     Onondaga IDA (Coltec)                                            7.250        06/01/08         585           593,483
     Onondaga IDA (Coltec)                                            9.875        10/01/10         750           781,200
     Onondaga IDA (Gear Motion)                                       8.400        12/15/01         490           500,917
     Onondaga IDA (Gear Motion)                                       8.900        12/15/11       1,640         1,760,458
     Orange IDA (Kingston Manufacturing)                              8.000        11/01/17       7,600         8,022,180
     Rensselaer IDA (MMP)                                             8.500        12/15/02          30            30,383
     Suffolk IDA (Fil-Coil)                                           9.000        12/01/15         445           460,157
     Suffolk IDA (Fil-Coil)                                           9.250        12/01/25       1,060         1,095,680
     Suffolk IDA (Marbar Assoc.)                                      8.300        03/01/08         190           190,836
     Suffolk IDA (Marbar Assoc.)                                      8.300        03/01/09         190           190,836
     Suffolk IDA (Microwave Power)                                    7.750        06/30/02         300           316,635
     Suffolk IDA (Microwave Power)                                    8.500        06/30/22       4,320         4,606,805
     Suffolk IDA (Wireless Boulevard Realty)                          7.875        12/01/12       1,365         1,444,661
     Suffolk IDA (Wireless Boulevard Realty)                          8.625        12/01/26       4,005         4,319,152
     Syracuse IDA (Anoplate Corp.)                                    7.250        11/01/07         550           563,602
     Syracuse IDA (Anoplate Corp.)                                    8.000        11/01/22       2,195         2,257,184
     Syracuse IDA (Piscitell Stone)                                   8.400        12/01/11         660           714,674
--------------------------------------------------------------------------------------------------------------------------
Telephone Utilities (market value $34,252,500) - 1.1%
     Puerto Rico Telephone Authority RIBS                             6.915 (f)    01/16/15      16,550        17,377,500
     Puerto Rico Telephone Authority RIBS (b)                         7.411 (f)    01/01/20      15,000        16,875,000
--------------------------------------------------------------------------------------------------------------------------
Gas Utilities (market value $29,318,125) - 1.0%
     NYS ERDA (Brooklyn Union Gas) RIBS                               7.031 (f)    07/08/26       7,000         7,218,750
     NYS ERDA (Brooklyn Union Gas) RIBS                               8.553 (f)    04/01/20       7,000         8,645,000
     NYS ERDA (Brooklyn Union Gas) RIBS                               9.311 (f)    07/01/26      10,300        13,454,375
--------------------------------------------------------------------------------------------------------------------------
Other (market value $29,564,330) - 1.0%
     Franklin SWMA                                                    6.250        06/01/15       4,245         4,402,022
     Montgomery IDA (Amsterdam)                                       7.250        01/15/19       5,860         6,271,049
     Municipal Assistance Corp. for Troy, NY                          0.000        07/15/21         803           245,351
     Municipal Assistance Corp. for Troy, NY                          0.000        01/15/22       1,219           363,147
     NYC IDA (HiTech Res Rec)                                         8.750        08/01/00         240           251,225
     NYC IDA (HiTech Res Rec)                                         9.250        08/01/08         695           746,715
     NYC IDA (Nekboh)                                                 9.625        05/01/11       5,760         6,168,269
     Peekskill IDA (Karta)                                            9.000        07/01/10       1,629         1,677,828
     Puerto Rico Infrastructure                                       7.500        07/01/09       5,390         5,603,013
     Puerto Rico Infrastructure                                       7.750        07/01/08       2,935         3,054,601
     Puerto Rico Infrastructure                                       7.900        07/01/07         750           781,110
--------------------------------------------------------------------------------------------------------------------------
Total municipal bond investments, at value (cost $2,936,875,477) - 102.7%                                  $3,152,806,517
--------------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets - (2.7%)                                                                (84,179,154)
                                                                                                           --------------
Net assets - 100.0%                                                                                        $3,068,627,363
                                                                                                           ==============

(a)   Date of mandatory put; final maturity 12/15/2008.
(b)   Illiquid security--See Note 6 of Notes to Financial Statements.
(c)   Security will convert to a fixed coupon at a date prior to maturity.
(d) Non-income accruing security--Issuer is in default of interest payment.
(f) Interest rate is subject to change periodically and inversely to th prevailing market rate. The interest rate shown is the rate in effect at 12/31/97.
(p)   This issue has been prerefunded to an earlier date.
(v)   Variable rate security that fluctuates as a percentage of prime rate.
(w)   When-issued security--See Note 3 of Notes to Financial Statements.

                 See accompanying Notes to Financial Statements.

 PORTFOLIO ABBREVIATIONS

 To simplify the listings of Rochester Fund Municipals' holdings in the Statement of Investments, we have abbreviated the descriptions of many of the securities per the table below:

 ACLDD  Adults and Children with Learning
          and Developmental Disabilities
 ARC    Association of Retarded Citizens
 ASSC   Annie Schaffer Senior Center
 BHMS   Brooklyn Heights Montessori School
 BLH    Bronx Lebanon Hospital
 BOCES  Board of Cooperative Educational Services
 CAB    Capital Appreciation Bond
 CARS   Complimentary Auction Rate Security
 CCM    Comprehensive Care Management
 CDC    Community Development Corporation
 CEK    Cyril E. King
 CF     Community Facilities
 CGH    Community General Hospital
 CNR    College of New Rochelle
 ConEd  Consolidated Edison Co.
 COP    Certificate of Participation
 DC     Dominican College
 EHC    Elderly Housing Corporation
 EHL    Engine Hook and Ladder
 EPG    Elmhurst Parking Garage
 ERDA   Energy Research and
          Development Authority
 FLCP   Finger Lakes Cerebral Palsy
 GAINS  Growth and Income Securities
 GO     General Obligation
 HDC    Housing Development Corporation
 HELP   Homeless Economic Loan Program
 HFA    Housing Finance Agency
 HFC    Housing Finance Corporation
 H&N    Hospital and Nursing
 IDA    Industrial Development Authority
 IRS    Inverse Rate Security
 ITEME  Industrial Tourist Educational Medical
          and Environmental
IVRC    Inverse Variable Rate Certificate
JBFS    Jewish Board of Family Services
JDAM    Julia Dyckman Angus Memorial
LEVRRS  Leveraged Reverse Rate Security
LGSC    Local Government Services Corporation
L.I.    Long Island
LILCO   Long Island Lighting Corporation
MCC     Mobile Climate Control
MMC     Marymount Manhattan College
MMP     Millbrook Millwork Project
MTA     Metropolitan Transit Authority
NIMO    Niagara Mohawk Power Corporation
NYSEG   New York State Electric and Gas
PRFFP   Puerto Rican Family Foundation Project
Res Rec Resource Recovery Facility
RGH     Rochester General Hospital
RG&E    Rochester Gas and Electric
RIBS    Residual Interest Bonds
RITES   Residual Interest Tax Exempt Security
SCSB    Schuyler Community Services Board
SONYMA  State of New York Mortgage Agency
SWMA    Solid Waste Management Authority
TEMEC   Tourist, Educational, Medical and Environmental Control
UCP     United Cerebral Palsy
UDC     Urban Development Corporation
UFA     Utica Free Academy
WHMC    Wyckoff Heights Medical Center
WWH     Wyandach/Wheatley Heights
YCN     Yield Curve Note
YCR     Yield Curve Receipt
V. I.   United States Virgin Islands
--------------------------------------------------------------------------------

             ASSET COMPOSITION TABLE - DECEMBER 31, 1997 (UNAUDITED)

             Percentage
    Rating       of
            Investments
-----------------------
      AAA      27.2%
       AA      13.0%
        A      21.6%
      BBB      21.2%
       BB       3.7%
        B       2.5%
      CCC       0.0%
       CC       0.0%
        C       0.0%
Not Rated      10.8%
           ---------
    Total     100.0%
           =========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager and the Fund's Board of Trustees are included in the "Not Rated" category. For further information see "Credit Quality" in the Prospectus.


                           ROCHESTER FUND MUNICIPALS

-------------------------------------------------------------------------------------------------

                            STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997
ASSETS
   Investments, at value (cost $2,936,875,477)--see accompanying statement ....    $3,152,806,517
   Receivables:
     Interest .................................................................        50,196,791
     Investments sold .........................................................        22,134,940
     Shares of beneficial interest sold .......................................        12,155,129
   Other ......................................................................         3,074,767
                                                                                   --------------
   Total assets ...............................................................     3,240,368,144
                                                                                   --------------
LIABILITIES
   Bank overdraft .............................................................         3,135,394
   Payables and other liabilities:
     Investments purchased ....................................................       147,792,303
     Note payable to bank (interest rate 7.125% at 12/31/97)--Note 5 ..........        15,800,000
     Shares of beneficial interest redeemed ...................................         2,607,175
     Dividends ................................................................         1,029,154
     Trustees' fees--Note 1 ...................................................           518,065
     Other ....................................................................           858,690
                                                                                   --------------
   Total liabilities ..........................................................       171,740,781
                                                                                   --------------
NET ASSETS ....................................................................    $3,068,627,363
                                                                                   ==============

-------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
   Paid-in capital ............................................................    $2,916,288,742
   Undistributed net investment income ........................................         1,380,220
   Accumulated net realized loss on investment transactions ...................       (64,972,639)
   Net unrealized appreciation on investments--Note 3 .........................       215,931,040
                                                                                   --------------
   Net assets .................................................................    $3,068,627,363
                                                                                   ==============

-------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
   CLASS A SHARES:
    Net asset value and redemption price per share (based on net assets of
      $2,847,665,548 and 152,512,105 shares of beneficial interest
      outstanding) ............................................................            $18.67

    Maximum offering price per share (net asset value plus sales charge of
      4.75% of offering price) ................................................            $19.60
                                                                                   --------------

-------------------------------------------------------------------------------------------------

   CLASS B SHARES:
    Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $171,743,931 and 9,206,795 shares of beneficial
      interest outstanding) ..................................................             $18.65
                                                                                   --------------

-------------------------------------------------------------------------------------------------

   CLASS C SHARES:
    Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $49,217,884 and 2,637,930 shares of beneficial
      interest outstanding) ..................................................             $18.66
                                                                                   --------------

-------------------------------------------------------------------------------------------------


                         See accompanying Notes to Financial Statements.

                           ROCHESTER FUND MUNICIPALS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Year Ended December 31, 1997

INVESTMENT INCOME:
 Interest ..............................................   $175,541,046
                                                           ------------
EXPENSES:
Management fees--Note 4 ................................     12,249,672
 Distribution and service plan
  fees--Note 4:
 Class A ...............................................      3,708,931
 Class B ...............................................        603,667
 Class C ...............................................        165,599
 Transfer and shareholder servicing
  agent fees--Note 4:
 Class A ...............................................      1,328,853
 Class B ...............................................         35,982
 Class C ...............................................          7,508
 Accounting service fees--Note 4 .......................        778,253
 Shareholder reports ...................................        364,227
 Registration and filing fees ..........................        335,205
 Custodian fees and expenses ...........................        280,995
 Trustees' fees and expenses--Note 1 ...................        103,122
 Legal and auditing fees ...............................         84,056
 Other .................................................        172,318
 Interest ..............................................        280,504
                                                           ------------
  Total expenses .......................................     20,498,892
  Less expenses paid indirectly ........................       (164,765)
                                                           ------------
  Total net expenses ...................................     20,334,127
                                                           ------------
NET INVESTMENT INCOME...................................    155,206,919
                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized loss on investments .....................     (5,735,552)
  Net change in unrealized appreciation
    or depreciation on investments .....................    107,729,438
                                                           ------------
  Net realized and unrealized gain .....................    101,993,886
                                                           ------------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................   $257,200,805
                                                           ============



 STATEMENTS OF CHANGES IN NET ASSETS
 Year Ended December 31,                                 1997                       1996
                                                         ----                       ----
 OPERATIONS:
   Net investment income .........................   $155,206,919               $ 135,835,359
   Net realized loss .............................     (5,735,552)                 (3,568,327)
   Net change in unrealized appreciation
     or depreciation .............................     107,729,438                (15,226,664)
                                                     -------------              -------------
   Net increase in net assets
     resulting from operations ...................     257,200,805                 117,040,368

 ---------------------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS:
   Dividends from net investment
     income:
     Class A .....................................   (152,050,014)               (136,511,912)
     Class B .....................................     (2,948,096)                          --
     Class C .....................................       (808,459)                          --

 --------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS:
   Net increase in net assets resulting
     from beneficial interest
     transactions--Note 2:
     Class A .....................................     443,076,063                 182,057,766
     Class B .....................................     168,083,894                          --
     Class C .....................................      48,222,991                          --

 --------------------------------------------------------------------------------------------
 NET ASSETS:
 Total increase ..................................     760,777,184                 162,586,222
 Beginning of period .............................   2,307,850,179               2,145,263,957
                                                    ---------------             --------------
 End of period (including undistributed
   net investment income of $1,380,220
   and $1,979,870, respectively) .................  $3,068,627,363              $2,307,850,179
                                                    ==============              ==============


                See accompanying Notes to Financial Statements.

ROCHESTER FUND MUNICIPALS
FINANCIAL HIGHLIGHTS




                                                                                         CLASS A
                                                    --------------------------------------------------------------------------------
                                                                                  Year Ended December 31,
                                                    --------------------------------------------------------------------------------
                                                     1997               1996(g)           1995              1994              1993
                                                   -------            -----------        ------            ------            ------
PER SHARE OPERATING DATA:

Net asset value, beginning of period .............  $18.00              $18.18           $16.31            $19.00            $17.65
                                                    ------              ------           ------            ------            ------
Income (loss) from investment operations:
  Net investment income ..........................    1.10                1.10             1.10              1.13              1.17
  Net realized and unrealized gain (loss) ........    0.67               (0.18)            1.86             (2.68)             1.35
                                                    ------              ------           ------            ------            ------
Total income (loss) from investment operations ...    1.77                0.92             2.96             (1.55)             2.52
                                                    ------              ------           ------            ------            ------
Dividends and distributions to shareholders:
  Dividends from net investment income ...........   (1.10)              (1.10)           (1.09)            (1.13)            (1.17)
  Undistributed net investment income--
    prior year ...................................      --                  --               --             (0.01)               --
                                                    ------              ------           ------            ------            ------
Total dividends and distributions to
  shareholders ...................................   (1.10)              (1.10)           (1.09)            (1.14)            (1.17)
                                                    ------              ------           ------            ------            ------
Net asset value, end of period ...................  $18.67              $18.00           $18.18            $16.31            $19.00
                                                    ======              ======           ======            ======            ======
TOTAL RETURN, AT NET ASSET VALUE(B) ..............  10.20%               5.37%           18.58%            (8.35%)           14.60%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in millions) ........  $2,848              $2,308           $2,145            $1,791            $1,794
  Average net assets (in millions) ...............  $2,539              $2,191           $2,005            $1,847            $1,449
  Ratios to average net assets:
    Net investment income ........................   5.96%               6.20%            6.25%             6.43%             6.21%
    Expenses(d) ..................................   0.76%               0.82%            0.82%             0.84%             0.75%
    Expenses (excluding interest)(d)(e) ..........   0.75%               0.77%            0.78%             0.73%             0.64%
  Portfolio turnover rate(f) .....................   4.58%              13.34%           14.59%            34.39%            18.27%

------------------------------------------------------------------------------------------------------------------------------ -----

(a) For the period from March 16, 1997 (inception of offering) to December 31, 1997.

(b) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(c)  Annualized.

(d) Beginning in fiscal 1995, the expense ratios reflect the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.



                                                                       CLASS B             CLASS C
                                                                    -------------         ------------
                                                                     Period Ended        Period Ended
                                                                     December 31,        December 31,
                                                                        1997(a)             1997(a)
                                                                    -------------        ------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period ................................   $17.89              $17.89
                                                                        ------              ------
Income from investment operations:
  Net investment income .............................................     0.74                0.74
  Net realized and unrealized gain ..................................     0.76                0.77
                                                                        ------              ------
Total income from investment operations .............................     1.50                1.51
                                                                        ------              ------
Dividends and distributions to shareholders:
  Dividends from net investment income ..............................    (0.74)              (0.74)
  Undistributed net investment income--prior year ...................       --                  --
                                                                        ------              ------
Total dividends and distributions to shareholders ...................    (0.74)              (0.74)
                                                                        ------              ------
Net asset value, end of period ......................................   $18.65              $18.66
                                                                        ======              ======
TOTAL RETURN, AT NET ASSET VALUE(B) .................................     8.74%               8.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in millions) ...........................     $172                 $49
  Average net assets (in millions) ..................................      $76                 $21
  Ratios to average net assets:
    Net investment income ...........................................    4.91%(c)            4.92%(c)
    Expenses(d) .....................................................    1.59%(c)            1.58%(c)
    Expenses (excluding interest)(d)(e) .............................    1.58%(c)            1.57%(c)
  Portfolio turnover rate(f) ........................................    4.58%               4.58%

-----------------------------------------------------------------------------------------------------

(e) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

(f) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $865,561,192 and $122,221,207, respectively.

(g) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

        Per share information has been determined based on average shares outstanding for the period.

                 See accompanying Notes to Financial Statements.

ROCHESTER FUND MUNICIPALS
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES:

Rochester Fund Municipals (the Fund), which is organized as a business trust under the laws of the Commonwealth of Massachusetts, conducted operations as a closed-end investment company from December, 1982 until May, 1986, at which time it commenced operations as an open-end investment company. The Fund's investment objective is to provide as high a level of interest income exempt from federal, New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION AND TRANSACTIONS. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Long-term debt securities are valued at the mean between the bid and asked price using information available from a portfolio pricing service approved by the Board of Trustees, dealer-supplied valuations, provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current value, or analysis of various relationships between comparable securities. Securities for which market quotations are not readily available are valued at fair value under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Cost is determined and realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. In computing net investment income, the Fund amortizes premiums and accretes original issue discount. For municipal bonds purchased after April 30, 1993 and subsequently sold at a gain, market discount is accreted at the time of sale (to the extent of the lesser of the accrued market discount or the disposition gain) and is treated as taxable income, rather than capital gain.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested.

ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At December 31, 1997, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $64,546,000, which expires between 2000 and 2005.

TRUSTEES' FEES AND EXPENSES. In January, 1995, the Board of Trustees of the Fund adopted a retirement plan for its independent trustees. Upon retirement, eligible trustees receive annual payments based upon their years of service. The plan is not funded. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. The retirement plan, as amended and restated on October 16, 1995, provides that no independent trustee of the Fund who is elected after September 30, 1995 may be eligible to receive benefits thereunder. The retirement plan expense, which is included in trustees' fees and expenses, amounted to $61,806 for the year ended December 31, 1997. Payments of $54,000 were made to retired trustees during the year ended December 31, 1997. At December 31, 1997, the Fund had recognized an accumulated liability of $507,306.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain (loss) was recorded by the Fund.

CONCENTRATION IN NEW YORK ISSUERS. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. SHARES OF BENEFICIAL INTEREST:
The Fund has authorized an unlimited number of shares of beneficial interest, par value $.01 per share. Transactions in shares of beneficial interest were as follows:



                                                  YEAR ENDED                                        YEAR ENDED
                                             DECEMBER 31, 1997 (1)                               DECEMBER 31, 1996
                                       ----------------------------------                 -------------------------------
                                          SHARES                AMOUNT                       SHARES              AMOUNT
                                       -----------           ------------                 -----------         -----------
CLASS A:
Sold .................................  35,581,801           $648,373,849                  20,027,352         $355,593,044
Dividends and distributions
  reinvested .........................   4,372,465             79,564,502                   4,049,796           71,854,295
Redeemed ............................. (15,687,966)          (284,862,288)                (13,850,487)        (245,389,573)
                                       -----------           ------------                 -----------         ------------
Net increase .........................  24,266,300           $443,076,063                  10,226,661         $182,057,766
                                       ===========           ============                 ===========         ============

CLASS B:
Sold .................................   9,239,870           $168,687,731                          --         $         --
Dividends and distributions
reinvested ...........................     101,107              1,860,790                          --                   --
Redeemed .............................    (134,182)            (2,464,627)                         --                   --
                                       -----------           ------------                 -----------         ------------
Net increase .........................   9,206,795           $168,083,894                          --         $         --
                                       ===========           ============                 ===========         ============
CLASS C:
Sold .................................   2,680,454           $ 49,004,451                          --         $         --
Dividends and distributions
  reinvested .........................      28,231                520,244                          --                   --
Redeemed .............................     (70,755)            (1,301,704)                         --                   --
                                       -----------           ------------                 -----------         ------------
Net increase .........................   2,637,930           $ 48,222,991                          --         $         --
                                       ===========           ============                 ===========         ============

(1) For the year ended December 31, 1997 for Class A shares and for the period from March 16, 1997 (inception of offering) to December 31, 1997 for Class B and Class C shares.

NOTE 3. PORTFOLIO INFORMATION:
The Fund held $455,612,688 in inverse floating rate municipal bonds at December 31, 1997, which represents 14.85% of the Fund's net assets.

During 1997, 10.54% of interest income was derived from investments in U.S. territories which are exempt from federal, all states, and New York City income taxes.

At December 31, 1997, net unrealized appreciation on investments of $215,931,040 was composed of gross appreciation of $219,895,364, and gross depreciation of $3,964,324.

Unrealized appreciation (depreciation) at December 31, 1997 based on cost of investments for federal income tax purposes of $2,937,016,583 was:

  Gross unrealized appreciation ..............................   $219,756,060
  Gross unrealized depreciation ..............................     (3,966,126)
                                                                 ------------
  Net unrealized appreciation ................................   $215,789,934
                                                                 ============

At December 31, 1997, investments in securities included issues that were purchased on a when-issued or delayed delivery basis. The Fund has recorded these commitments and is valuing the when-issued securities at current market value on each trading day. In addition, the Fund has segregated sufficient liquid debt securities with its custodian to cover these commitments. The Fund intends to invest no more than 10% of its net assets in when-issued or delayed delivery securities. The aggregate cost of securities purchased on a when-issued or delayed delivery basis at December 31, 1997 was $131,936,453, which represents 4.30% of the Fund's net assets. Information concerning these securities is as follows:



                                                                                                VALUATION PER UNIT
                                FACE AMOUNT       ACQUISITION      DELIVERY       COST PER             AS OF
          SECURITY             (IN THOUSANDS)         DATE           DATE           UNIT         DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------
MTA Service Contract,
Series R:
5.50% due 7/1/12                   1,000           10/31/97        4/2/98           98.535%          101.159%
5.50% due 7/1/12                   1,270           10/31/97        4/2/98           98.535           101.159
5.50% due 7/1/13                     815           10/31/97        4/2/98           98.170           100.704
5.50% due 7/1/14                   2,500           10/31/97        4/2/98           97.579           100.251
5.50% due 7/1/17                   3,320           10/31/97        4/2/98           96.763            99.800
5.50% due 7/1/17                   4,360           10/31/97        4/2/98           96.763            99.800
----------------------------------------------------------------------------------------------------------------------
NYS ERDA (RG&E):
5.95% due 9/1/33                   7,000             9/3/97         9/2/98          100.000           105.070
5.95% due 9/1/33                   5,500            9/29/97         9/2/98          102.250           105.070
----------------------------------------------------------------------------------------------------------------------
Suffolk IDA
(Huntington Res Rec):

5.55% due 10/1/04                  8,545            1/28/97        7/29/99          100.000           103.554
5.65% due 10/1/05                  9,180            1/28/97        7/29/99          100.000           104.436
5.75% due 10/1/06                  9,875            1/28/97        7/29/99          100.000           104.973
5.80% due 10/1/07                 10,615            1/28/97        7/29/99          100.000           105.150
5.85% due 10/1/08                 11,410            1/28/97        7/29/99          100.000           105.664
5.95% due 10/1/09                 12,265            1/28/97        7/29/99          100.000           106.050
6.00% due 10/1/10                 13,190            1/28/97        7/29/99          100.000           106.494
6.15% due 10/1/11                 14,170            1/28/97        7/29/99          100.000           107.756
6.25% due 10/1/12                 17,155            1/28/97        7/29/99          100.000           108.630
-----------------------------------------------------------------------------------------------------------------------

NOTE 4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.54% on the first $100 million of average annual net assets, 0.52% of the next $150 million, 0.47% of the next $1,750 million, 0.46% of the next $3 billion, and 0.45% on net assets in excess of $5 billion. During 1997, the Fund paid $12,249,672 to the Manager for management and investment advisory services.

Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During 1997, the Fund paid $778,253 to the Manager for accounting and pricing services.

OppenhimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. The Fund pays OFS an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During 1997, the Fund paid a total of $1,372,343 to OFS for transfer and shareholder servicing agent fees.

For the year ended December 31, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $15,588,173, of which $2,324,962 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to brokers/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $6,618,261 and $478,210, respectively, of which $16,585 and $4,335, respectively, were paid to an affiliated broker/dealer. During the year ended December 31,1997, OFDI received contingent deferred sales charges of $86,086 and $11,324, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. Currently, the Board of Trustees has limited the rate to 0.15% per year on Class A shares. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintaining accounts of their customers that hold Class A shares. During the year ended December 31, 1997, OFDI paid $17,494 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the year ended December 31, 1997, OFDI retained $603,626 and $164,399, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At December 31, 1997, OFDI had incurred unreimbursed expenses of $7,678,515 for Class B and $775,680 for Class C.

NOTE 5. BANK BORROWINGS:
The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with two other funds managed by the Manager in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. In addition, a commitment fee of 0.07% is allocated among the three participating funds at the end of each quarter, based on the average daily unused portion of the committed line. The commitment fee is allocated among the three funds based upon their respective average net assets for the period. The commitment fee allocated to the Fund for the year ended December 31, 1997 was $785.

The Fund had borrowings outstanding of $15,800,000 at December 31, 1997. For the year ended December 31, 1997, the average monthly loan balance was $4,377,935 at an average interest rate of 6.325%. The maximum amount of borrowings outstanding at any month-end was $21,500,000.

NOTE 6.  ILLIQUID AND RESTRICTED SECURITIES:
At December 31, 1997, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid securities subject to this limitation at December 31, 1997 was $173,232,373, which represents 5.65% of the Fund's net assets.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Rochester Fund Municipals

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Rochester Fund Municipals (the
Fund) at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP

Denver, Colorado
January 28, 1998

--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In early 1998, shareholders received information regarding all dividends and distributions paid to them by the Fund during calendar year 1997. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the year ended December 31, 1997 are eligible for the corporate dividend-received deduction. 100% of the dividends were derived from interest on municipal bonds and are not subject to federal, New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (89.46%), Guam (3.03%), Puerto Rico (4.65%), Virgin Islands (2.70%), American Samoa (0.16%).

During 1997, 37.64% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the alternative minimum tax, the interest from these bonds is considered a preference item.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


OPPENHEIMERFUNDS FAMILY

REAL ASSET FUNDS
Real Asset Fund                         Gold & Special Minerals Fund

STOCK FUNDS
Developing Markets Fund                 Quest Small Cap Value Fund                  Global Fund
International Small Company Fund        MidCap Fund                                 Quest Global Value Fund
Enterprise Fund                         Capital Appreciation Fund(1)                Disciplined Value Fund
International Growth Fund               Quest Capital Value Fund                    Quest Value Fund
Discovery Fund                          Growth Fund

STOCK & BOND FUNDS
Main Street Income & Growth Fund        Quest Growth & Income Value Fund            Disciplined Allocation Fund
Quest Opportunity Value Fund            Global Growth & Income Fund                 Multiple Strategies Fund2
Total Return Fund                       Equity Income Fund                          Bond Fund for Growth

BOND FUNDS
International Bond Fund                 Champion Income Fund                        U.S.Government Trust
High Yield Fund                         Strategic Income Fund                       Limited-Term Government Fund
                                        Bond Fund

MUNICIPAL FUNDS
California Municipal Fund(3)            Pennsylvania Municipal Fund(3)              Rochester Division
Florida Municipal Fund(3)               Municipal Bond Fund                         Rochester Fund Municipals
New Jersey Municipal Fund(3)            Insured Municipal Fund                      Limited Term New York Municipal Fund
New York Municipal Fund(3)              Intermediate Municipal Fund

MONEY MARKET FUNDS(4)
Money Market Fund                       Cash Reserves

LIFESPAN
Growth Fund                             Balanced Fund

----------
     (1) On 12/18/96, the Fund's name was changed from "Target Fund".

     (2) On 3/16/97, the Fund's name was changed from "Asset Allocation Fund".

     (3) Available only to investors in certain states.

     (4) An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, NY, NY 10048-0203

(C)Copyright 1998 OppenheimerFunds, Inc.  All rights reserved

[LOGO] OPPENHEIMERFUNDS[SM]
       THE RIGHT TO INVEST

       ROCHESTER
[LOGO] FUND
       MUNICIPALS

THE ROCHESTER FUNDS
A Division of OppenheimerFunds, Inc
350 Linden Oaks
Rochester, NY  14625-2807
1-716-383-1300

INVESTMENT ADVISOR
OppenheimerFunds, Inc.
Two World Trade Center
New York, NY  10048-0203

DISTRIBUTOR
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, NY  10048-0203

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
950 Seventeenth Street, Suite 2500
Denver, CO  80202-2872

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
PO Box 5270
Denver, CO  80217-5270

RAO365.001.0198 February 28, 1998

     This Annual Report is for the information of shareholders of Rochester Fund Municipals. It must be preceded or accompanied by a current prospectus for the Fund.

     Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

     CALL OUR TOLL-FREE CUSTOMER SERVICE TODAY AT 1-800-525-7048 FOR MORE INFORMATION ON HOW TO TAKE ADVANTAGE OF YOUR FINANCIAL RELATIONSHIP WITH THE OPPENHEIMERFUNDS FAMILY.

--------------------------------------------------------------------------------

[LOGO] OPPENHEIMERFUNDS[SM]
       OppenheimerFunds Distributor, Inc.
       Rochester Division
       350 Linden Oaks
       Rochester, NY 14625-2807


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                                                          US Postage
                                                             PAID
                                                        Rochester, NY
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